UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-21224
Eaton Vance Michigan Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
September 30
Date of Fiscal Year End
March 31, 2011
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Municipal Bond Funds Semiannual Report March 31, 2011

Municipal II (EIV)    •    California II (EIA)    •    Massachusetts (MAB)    •    Michigan (MIW)
New York II (NYH)   •   New Jersey (EMJ)   •   Ohio (EIO)   •   Pennsylvania (EIP)

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report March 31, 2011
Eaton Vance
Municipal Bond Funds
Table of Contents

Performance and Fund Profiles

Municipal Bond Fund II	2

California Municipal Bond Fund II	3

Massachusetts Municipal Bond Fund	4

Michigan Municipal Bond Fund	5

New Jersey Municipal Bond Fund	6

New York Municipal Bond Fund II	7

Ohio Municipal Bond Fund	8

Pennsylvania Municipal Bond Fund	9

Endnotes and Additional Disclosures	10
Financial Statements	11
Officers and Trustees	72
Important Notices	73

Eaton Vance
Municipal Bond Fund II
March 31, 2011
Portfolio Manager William H. Ahern, Jr., CFA
Performance1

NYSE Amex Symbol	EIV
Inception Date 11/29/02

% Average Annual Total Returns at net asset value (NAV)

Six Months	-14.44
One Year	-6.82
Five Years	-1.04
Since Inception	3.05

% Average Annual Total Returns at market price, NYSE Amex

Six Months	-5.90
One Year	0.83
Five Years	3.57
Since Inception	5.44

% Premium/(Discount) to NAV (3/31/11)	21.13

% Market Yields

Market Yield[2]	7.56
Taxable-Equivalent Market Yield[3]	11.63

% APS Leverage[4]	22.05

% RIB Leverage[4]	26.46

Comparative Performance (9/30/10 - 3/31/11)[5]	% Return

Barclays Capital Long (22+) Municipal Bond Index	-7.94	*
Lipper General Municipal Debt Funds (Leveraged) Classification at NAV	-8.66	*

* Source: Lipper.
Fund Profile

Rating Distribution6 (% of total investments)

The rating distribution bar chart includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1 to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution as of 3/31/11 is as follows (in %):6

AAA	10.1	BBB	9.6
AA	62.0	D	1.3
A	16.9	Not Rated	0.1

See Endnotes and Additional Disclosures on page 10.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
California Municipal Bond Fund II
March 31, 2011
Portfolio Manager Cynthia J. Clemson
Performance1

NYSE Amex Symbol	EIA
Inception Date 11/29/02

% Average Annual Total Returns at NAV

Six Months	-15.48
One Year	-7.75
Five Years	-1.22
Since Inception	2.25

% Average Annual Total Returns at market price, NYSE Amex

Six Months	-18.64
One Year	-8.19
Five Years	-0.66
Since Inception	2.47

% Premium/(Discount) to NAV (3/31/11)	1.87

% Market Yields

Market Yield[2]	8.31
Taxable-Equivalent Market Yield[3]	14.29

% APS Leverage[4]	34.81

% RIB Leverage[4]	11.79

Comparative Performance (9/30/10 - 3/31/11)[5]	% Return

Barclays Capital Municipal Bond Index	-3.68	*
Barclays Capital Long (22+) Municipal Bond Index	-7.94	*
Lipper California Muni. Debt Funds Classification at NAV	-10.59	*

* Source: Lipper.
Fund Profile

Rating Distribution6 (% of total investments)

The rating distribution bar chart includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1 to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution as of 3/31/11 is as follows (in %):6

AAA	16.4	BBB	2.8
AA	60.0	BB	1.5
A	19.3

See Endnotes and Additional Disclosures on page 10.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Massachusetts Municipal Bond Fund
March 31, 2011
Portfolio Manager Craig R. Brandon, CFA
Performance1

NYSE Amex Symbol	MAB
Inception Date 11/29/02

% Average Annual Total Returns at NAV

Six Months	-12.39
One Year	-4.05
Five Years	1.50
Since Inception	4.20

% Average Annual Total Returns at market price, NYSE Amex

Six Months	-13.77
One Year	-5.63
Five Years	1.32
Since Inception	4.37

% Premium/(Discount) to NAV (3/31/11)	1.43

% Market Yields

Market Yield[2]	6.64
Taxable-Equivalent Market Yield[3]	10.79

% APS Leverage[4]	34.87

% RIB Leverage[4]	8.55

Comparative Performance (9/30/10 - 3/31/11)[5]	% Return

Barclays Capital Municipal Bond Index	-3.68	*
Barclays Capital Long (22+) Municipal Bond Index	-7.94	*
Lipper Other States Muni. Debt Funds Classification at NAV	-6.73	*

* Source: Lipper.
Fund Profile

Rating Distribution6 (% of total investments)

The rating distribution bar chart includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1 to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution as of 3/31/11 is as follows (in %):6

AAA	18.2	BBB	1.8
AA	38.1	Not Rated	6.4
A	35.5

See Endnotes and Additional Disclosures on page 10.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Michigan Municipal Bond Fund
March 31, 2011
Portfolio Manager William H. Ahern, Jr., CFA
Performance1

NYSE Amex Symbol	MIW
Inception Date 11/29/02

% Average Annual Total Returns at NAV

Six Months	-7.80
One Year	-1.13
Five Years	2.82
Since Inception	4.73

% Average Annual Total Returns at market price, NYSE Amex

Six Months	2.86
One Year	8.14
Five Years	5.19
Since Inception	6.02

% Premium/(Discount) to NAV (3/31/11)	10.73

% Market Yields

Market Yield[2]	6.20
Taxable-Equivalent Market Yield[3]	9.97

% APS Leverage[4]	40.46

Comparative Performance (9/30/10 - 3/31/11)[5]	% Return

Barclays Capital Municipal Bond Index	-3.68	*
Barclays Capital Long (22+) Municipal Bond Index	-7.94	*
Lipper Michigan Muni. Debt Funds Classification at NAV	-7.07	*

* Source: Lipper.
Fund Profile

Rating Distribution6 (% of total investments)

See Endnotes and Additional Disclosures on page 10.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
New Jersey Municipal Bond Fund
March 31, 2011
Portfolio Manager Adam A. Weigold, CFA
Performance1

NYSE Amex Symbol	EMJ
Inception Date 11/29/02

% Average Annual Total Returns at NAV

Six Months	-12.51
One Year	-5.24
Five Years	1.85
Since Inception	4.52

% Average Annual Total Returns at market price, NYSE Amex

Six Months	-14.46
One Year	-11.72
Five Years	2.07
Since Inception	5.03

% Premium/(Discount) to NAV (3/31/11)	4.14

% Market Yields

Market Yield[2]	7.26
Taxable-Equivalent Market Yield[3]	12.27

% APS Leverage[4]	35.09

% RIB Leverage[4]	8.58

Comparative Performance (9/30/10 - 3/31/11)[5]	% Return

Barclays Capital Municipal Bond Index	-3.68	*
Barclays Capital Long (22+) Municipal Bond Index	-7.94	*
Lipper New Jersey Muni. Debt Funds Classification at NAV	-8.60	*

* Source: Lipper.
Fund Profile

Rating Distribution6 (% of total investments)

The rating distribution bar chart includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1 to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution as of 3/31/11 is as follows (in %):6

AAA	12.7	BBB	5.7
AA	62.6
A	19.0

See Endnotes and Additional Disclosures on page 10.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
New York Municipal Bond Fund II
March 31, 2011
Portfolio Manager Craig R. Brandon, CFA
Performance1

NYSE Amex Symbol	NYH
Inception Date 11/29/02

% Average Annual Total Returns at NAV

Six Months	-9.70
One Year	-3.33
Five Years	1.08
Since Inception	4.21

% Average Annual Total Returns at market price, NYSE Amex

Six Months	-11.86
One Year	-8.16
Five Years	2.66
Since Inception	4.46

% Premium/(Discount) to NAV (3/31/11)	1.97

% Market Yields

Market Yield[2]	7.41
Taxable-Equivalent Market Yield[3]	12.52

% APS Leverage[4]	24.11

% RIB Leverage[4]	21.44

Comparative Performance (9/30/10 - 3/31/11)[5]	% Return

Barclays Capital Municipal Bond Index	-3.68	*
Barclays Capital Long (22+) Municipal Bond Index	-7.94	*
Lipper New York Muni. Debt Funds Classification at NAV	-7.60	*

* Source: Lipper.
Fund Profile

Rating Distribution6 (% of total investments)

The rating distribution bar chart includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1 to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution as of 3/31/11 is as follows (in %):6

AAA	11.3	BBB	10.5
AA	50.4	Not Rated	1.3
A	26.5

See Endnotes and Additional Disclosures on page 10.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Ohio Municipal Bond Fund
March 31, 2011
Portfolio Manager William H. Ahern, Jr., CFA
Performance1

NYSE Amex Symbol	EIO
Inception Date 11/29/02

% Average Annual Total Returns at NAV

Six Months	-12.03
One Year	-5.10
Five Years	-0.61
Since Inception	2.52

% Average Annual Total Returns at market price, NYSE Amex

Six Months	-16.51
One Year	-9.73
Five Years	0.35
Since Inception	2.92

% Premium/(Discount) to NAV (3/31/11)	3.26

% Market Yields

Distribution Rate Market Yield[2]	6.78
Taxable-Equivalent Market Yield[3]	11.13

% APS Leverage[4]	36.00

% RIB Leverage[4]	4.93

Comparative Performance (9/30/10 - 3/31/11)[5]	% Return

Barclays Capital Municipal Bond Index	-3.68	*
Barclays Capital Long (22+) Municipal Bond Index	-7.94	*
Lipper Other States Muni. Debt Funds Classification at NAV	-6.73	*

* Source: Lipper.
Fund Profile

Rating Distribution6 (% of total investments)

The rating distribution bar chart includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1 to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution as of 3/31/11 is as follows (in %):6

AAA	2.7	BBB	8.3
AA	55.7	Not Rated	5.5
A	27.8

See Endnotes and Additional Disclosures on page 10.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Pennsylvania Municipal Bond Fund
March 31, 2011
Portfolio Manager Adam A. Weigold, CFA
Performance1

NYSE Amex Symbol	EIP
Inception Date 11/29/02

% Average Annual Total Returns at NAV

Six Months	-11.43
One Year	-3.27
Five Years	1.45
Since Inception	4.06

% Average Annual Total Returns at market price, NYSE Amex

Six Months	-11.02
One Year	-4.97
Five Years	2.81
Since Inception	4.64

% Premium/(Discount) to NAV (3/31/11)	4.80

% Market Yields

Market Yield[2]	7.14
Taxable-Equivalent Market Yield[3]	11.33

% APS Leverage[4]	36.39

% RIB Leverage[4]	5.93

Comparative Performance (9/30/10 - 3/31/11)[5]	% Return

Barclays Capital Municipal Bond Index	-3.68	*
Barclays Capital Long (22+) Municipal Bond Index	-7.94	*
Lipper Pennsylvania Muni. Debt Funds Classification at NAV	-7.82	*

* Source: Lipper.
Fund Profile

Rating Distribution6 (% of total investments)

The rating distribution bar chart includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1 to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution as of 3/31/11 is as follows (in %):6

AA	50.5	Not Rated	7.6
A	31.9
BBB	10.0

See Endnotes and Additional Disclosures on page 10.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Municipal Bond Funds

March 31, 2011
Endnotes and Additional Disclosures

1.	Six-month returns are cumulative. All other returns are presented on an average annual basis. Performance reflects the effects of leverage.

2.	Fund market yield is calculated by dividing the last regular dividend per common share in the period (annualized) by the market price at the end of the period.

3.	Taxable-equivalent figure assumes maximum combined federal and state income tax rates, except for Municipal Bond Fund II, which assumes a maximum 35.00% federal income tax rate. Lower income tax rates would result in lower tax-equivalent figures. The maximum combined income tax rates for state funds were as follows as of 3/31/11:

California II	41.86%
Massachusetts	38.45%
Michigan	37.83%
New Jersey	40.83%
New York II	40.83%
Ohio	39.06%
Pennsylvania	37.00%
4.	The Fund employs leverage through outstanding Auction Preferred Shares (APS) and/or the use of residual interest bond (RIB) financing. Leverage provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV and market price of common shares). See “Floating Rate Notes Issued in Conjunction with Securities Held” in Note 1 to the financial statements for more information on RIB investments. APS leverage represents the liquidation value of the Fund’s APS outstanding as of 3/31/11 as a percentage of Fund net assets applicable to common shares plus APS and Floating Rate Notes. RIB leverage represents the amount of Floating Rate Notes outstanding as of 3/31/11 as a percentage of Fund net assets applicable to common shares plus APS and Floating Rate Notes. Floating Rate Notes in both calculations reflect the effect of RIBs purchased in secondary market transactions, if applicable.

5.	It is not possible to invest directly in an Index or a Lipper Classification. Total returns shown for an Index do not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in an Index. The Barclays Capital Long (22+) Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities of 22 years or more. The Barclays Capital Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. The Lipper total return is the average total return, at NAV, of funds that are in the Fund’s Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. Index and Lipper returns are available as of month end only.

6.	Rating Distribution is determined by dividing the total market value of Fund issues by its total investments. Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

Eaton Vance
Municipal Bond Fund II

March 31, 2011

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 191.9%

	Principal Amount
Security	(000’s omitted)	Value

Bond Bank — 2.4%

Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	$2,500	$2,468,050

		$2,468,050

Electric Utilities — 1.4%

South Carolina Public Service Authority, (Santee Cooper), 5.50%, 1/1/38	$1,420	$1,466,420

		$1,466,420

Escrowed / Prerefunded — 0.6%

New York, NY, Prerefunded to 1/15/13, 5.25%, 1/15/33	$595	$644,718

		$644,718

General Obligations — 7.0%

Chicago Park District, IL, 5.25%, 1/1/37(1)	$1,680	$1,633,632
New York, 5.00%, 2/15/34(1)	2,750	2,800,270
New York, NY, 5.25%, 1/15/33	155	155,341
New York, NY, 5.25%, 1/15/33(1)	2,750	2,756,050

		$7,345,293

Hospital — 5.7%

Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$900	$702,045
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	750	658,642
Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.60%, 7/1/33	500	458,365
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	1,285	1,200,948
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	1,850	312,724
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/39	5,000	791,500
Lehigh County, PA, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	960	924,240
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	1,140	934,310

		$5,982,774

Industrial Development Revenue — 2.2%

St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	$2,500	$2,302,375

		$2,302,375

Insured – Electric Utilities — 7.6%

American Municipal Power-Ohio, Inc., OH, (Prairie State Energy), (AGC), 5.75%, 2/15/39	$1,000	$1,008,100
Chelan County, WA, Public Utility District No. 1, (Columbia River), (NPFG), 0.00%, 6/1/23	6,335	3,447,063
Mississippi Development Bank, (Municipal Energy), (XLCA), 5.00%, 3/1/41	2,205	1,846,798
South Carolina Public Service Authority, (Santee Cooper), (BHAC), 5.50%, 1/1/38	1,595	1,649,214

		$7,951,175

Insured – Escrowed / Prerefunded — 0.1%

Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), Prerefunded to 11/15/16, 5.25%, 11/15/36	$115	$135,684

		$135,684

Insured – General Obligations — 18.3%

Coast Community College District, CA, (Election of 2002), (AGM), 0.00%, 8/1/33	$17,000	$3,736,770
District of Columbia, (FGIC), (NPFG), 4.75%, 6/1/33	2,625	2,458,969
Goodyear, AZ, (NPFG), 3.00%, 7/1/26	1,350	1,144,274
Los Angeles, CA, Unified School District, (Election of 2004), (AGC), 5.00%, 1/1/34	2,000	1,894,520
Palm Springs, CA, Unified School District, (Election of 2008), (AGC), 5.00%, 8/1/33	2,750	2,711,582
Philadelphia, PA, (AGC), 7.00%, 7/15/28	1,250	1,386,837
Washington, (AGM), 5.00%, 7/1/25(1)	5,500	5,753,825

		$19,086,777

Insured – Hospital — 26.8%

Arizona Health Facilities Authority, (Banner Health), (BHAC), 5.375%, 1/1/32	$1,750	$1,759,677
California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	1,500	1,314,030
Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.125%, 11/15/39	1,695	1,715,713
Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.25%, 11/15/44	450	455,252
Colorado Health Facilities Authority, (Catholic Health), (AGM), 5.10%, 10/1/41(1)	2,200	2,011,614

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Fund II

March 31, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Insured – Hospital (continued)

Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), 5.25%, 11/15/36(1)	$3,000	$2,964,420
Highlands County, FL, Health Facilities Authority, (Adventist Health System), (NPFG), 5.00%, 11/15/35	1,490	1,345,500
Illinois Finance Authority, (Children’s Memorial Hospital), (AGC), 5.25%, 8/15/47(1)	2,500	2,229,426
Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41	1,750	1,626,467
Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41(1)	750	697,057
Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare West), (BHAC), 5.25%, 7/1/32	2,090	2,083,187
New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36(1)	1,000	960,450
New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series V, (AGC), 5.00%, 7/1/38(1)	500	459,260
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	2,245	2,218,240
New York Dormitory Authority, (Health Quest Systems), (AGC), 5.125%, 7/1/37	2,500	2,357,125
Washington Health Care Facilities Authority, (MultiCare Health System), (AGC), 6.00%, 8/15/39	1,545	1,575,297
Washington Health Care Facilities Authority, (Providence Health Care), (AGM), 5.25%, 10/1/33	2,300	2,239,326

		$28,012,041

Insured – Industrial Development Revenue — 1.3%

Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc. Project), (BHAC), 5.00%, 10/1/39	$1,340	$1,300,390

		$1,300,390

Insured – Lease Revenue / Certificates of Participation — 9.5%

Essex County, NJ, Improvement Authority, (NPFG), 5.50%, 10/1/30	$1,000	$1,044,000
Hudson Yards Infrastructure Corp., NY, (NPFG), 4.50%, 2/15/47	4,600	3,406,438
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	875	884,223
San Diego County, CA, Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	3,250	3,077,002
Tri-Creek Middle School Building Corp., IN, (AGM), 5.25%, 1/15/34(1)	1,500	1,479,285

		$9,890,948

Insured – Other Revenue — 1.4%

Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	$2,540	$358,750
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	1,000	1,074,530

		$1,433,280

Insured – Private Education — 3.9%

Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	$2,500	$2,586,350
Miami-Dade County, FL, Educational Facilities Authority, (University of Miami), (AMBAC), (BHAC), 5.00%, 4/1/31	1,555	1,534,692

		$4,121,042

Insured – Public Education — 3.6%

University of South Alabama, (BHAC), 5.00%, 8/1/38	$3,900	$3,750,864

		$3,750,864

Insured – Solid Waste — 1.1%

Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/24	$740	$759,062
Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/26	425	433,551

		$1,192,613

Insured – Special Tax Revenue — 11.5%

Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (NPFG), 5.25%, 6/15/42	$4,000	$3,665,240
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	3,000	1,827,660
New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	2,045	1,724,467
New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	1,675	1,490,030
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	29,695	1,474,951
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	12,035	1,169,320

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Fund II

March 31, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Insured – Special Tax Revenue (continued)

Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	$7,595	$683,170

		$12,034,838

Insured – Student Loan — 1.7%

Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$1,760	$1,782,827

		$1,782,827

Insured – Transportation — 31.5%

Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	$1,585	$1,464,445
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/22	7,800	3,588,702
Manchester, NH, (Manchester-Boston Regional Airport), (AGM), 5.125%, 1/1/30	1,305	1,286,338
Maryland Transportation Authority, (AGM), 5.00%, 7/1/41(1)	10,000	9,991,500
Metropolitan Washington, DC, Airports Authority, (BHAC), 5.00%, 10/1/24	1,000	1,042,170
Metropolitan Washington, DC, Airports Authority, (BHAC), 5.00%, 10/1/29	535	539,424
Minneapolis and St. Paul, MN, Metropolitan Airports Commission, (FGIC), (NPFG), 4.50%, 1/1/32	2,845	2,550,486
Nevada Department of Business and Industry, (Las Vegas Monorail -1st Tier), (AMBAC), 0.00%, 1/1/20	13,885	1,847,538
New Jersey Transportation Trust Fund Authority, (AGC), 5.50%, 12/15/38	1,040	1,051,617
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.50%, 1/1/29	255	262,510
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.75%, 1/1/39	290	290,960
North Texas Tollway Authority, (BHAC), 5.75%, 1/1/48	1,750	1,752,730
Pennsylvania Turnpike Commission, (AGM), 5.25%, 7/15/30	2,540	2,648,305
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 5.00%, 8/15/42	5,555	4,601,429

		$32,918,154

Insured – Water and Sewer — 12.3%

Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/26	$670	$700,170
Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/27	420	435,939
Bossier City, LA, Utilities Revenue, (BHAC), 5.50%, 10/1/38	660	668,692
Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	1,635	1,641,246
District of Columbia Water and Sewer Authority, (AGC), 5.00%, 10/1/34(1)	1,250	1,240,612
Houston, TX, Utility System, (AGM), (BHAC), 5.00%, 11/15/33	435	435,583
New York, NY, Municipal Water Finance Authority, (BHAC), 5.75%, 6/15/40	2,205	2,318,139
Pearland, TX, Waterworks and Sewer Systems, (NPFG), 3.50%, 9/1/31	6,920	5,359,194

		$12,799,575

Insured – Water Revenue — 17.3%

Los Angeles, CA, Department of Water and Power, (BHAC), (FGIC), 5.00%, 7/1/43(1)	$5,500	$5,161,200
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/35	1,000	1,032,750
Massachusetts Water Resources Authority, (AMBAC), 4.00%, 8/1/40	6,110	5,080,465
Metropolitan Water District, CA, Water and Sewer Systems, (BHAC), (FGIC), 5.00%, 10/1/36(1)	6,750	6,735,488

		$18,009,903

Private Education — 8.4%

Connecticut Health and Educational Facilities Authority, (Wesleyan University), 5.00%, 7/1/39(1)	$2,200	$2,165,460
Houston, TX, Higher Education Finance Corp., (William Marsh Rice University), 5.00%, 5/15/35	1,000	1,020,880
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	2,710	2,873,223
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	1,500	1,476,090
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	500	498,890
Vermont Educational and Health Buildings Financing Agency, (Middlebury College), 5.00%, 11/1/40	750	734,648

		$8,769,191

Public Education — 2.5%

Tennessee School Bond Authority, 5.50%, 5/1/38	$1,000	$1,038,830
University of Virginia, 5.00%, 6/1/40(2)	1,500	1,520,190

		$2,559,020

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Fund II

March 31, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Senior Living / Life Care — 0.2%

Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	$235	$233,035

		$233,035

Special Tax Revenue — 4.6%

Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/33	$750	$795,248
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)	3,800	3,976,966

		$4,772,214

Transportation — 8.0%

Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$1,715	$1,666,106
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	2,815	2,471,035
Orlando-Orange County, FL, Expressway Authority, 5.00%, 7/1/35	420	387,803
Orlando-Orange County, FL, Expressway Authority, 5.00%, 7/1/40	505	456,247
South Carolina Transportation Infrastructure Bank, 5.25%, 10/1/40	1,000	965,130
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/37	2,500	2,433,475

		$8,379,796

Water and Sewer — 1.0%

Marco Island, FL, Utility System, 5.00%, 10/1/34	$205	$190,043
Marco Island, FL, Utility System, 5.00%, 10/1/40	910	832,841

		$1,022,884

Total Tax-Exempt Investments — 191.9%
(identified cost $220,907,622)		$200,365,881

Auction Preferred Shares Plus Cumulative
Unpaid Dividends — (42.8)%		$(44,701,691)

Other Assets, Less Liabilities — (49.1)%		$(51,242,430)

Net Assets Applicable to Common Shares — 100.0%		$104,421,760

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
BHAC	- Berkshire Hathaway Assurance Corp.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
XLCA	- XL Capital Assurance, Inc.

At March 31, 2011, the concentration of the Fund’s investments in the various states, determined as a percentage of total investments is as follows:

New York	13.3%
California	12.3%
Others, representing less than 10% individually	74.4%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2011, 77.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.2% to 19.4% of total investments.

(1)	Security represents the underlying municipal bond of an inverse floater (see Note 1H).

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

See Notes to Financial Statements.

Eaton Vance
California Municipal Bond Fund II

March 31, 2011

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 182.7%

	Principal Amount
Security	(000’s omitted)	Value

Electric Utilities — 6.5%

Puerto Rico Electric Power Authority, 5.25%, 7/1/40	$1,060	$915,785
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/30	1,000	976,960
Vernon, Electric System Revenue, 5.125%, 8/1/21	675	679,185

		$2,571,930

General Obligations — 7.9%

California, 5.50%, 11/1/35	$1,300	$1,261,599
Palo Alto, (Election of 2008), 5.00%, 8/1/40	1,850	1,842,822

		$3,104,421

Hospital — 15.8%

California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	$1,330	$1,293,731
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	1,445	1,254,361
California Statewide Communities Development Authority, (Cottage Health System), 5.00%, 11/1/40	620	521,141
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	500	428,285
California Statewide Communities Development Authority, (Kaiser Permanente), 5.25%, 3/1/45	1,900	1,614,886
Washington Township Health Care District, 5.00%, 7/1/32	555	467,072
Washington Township Health Care District, 5.25%, 7/1/29	750	660,045

		$6,239,521

Insured – Electric Utilities — 10.1%

Glendale Electric, (NPFG), 5.00%, 2/1/32	$1,475	$1,430,337
Los Angeles Department of Water and Power, (AMBAC), (BHAC), 5.00%, 7/1/26(1)	1,500	1,538,310
Sacramento Municipal Utility District, (AGM), 5.00%, 8/15/27	1,000	1,012,550

		$3,981,197

Insured – Escrowed / Prerefunded — 13.1%

California Infrastructure & Economic Development Bank, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/33	$1,150	$1,305,204
California Infrastructure & Economic Development Bank, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/36	1,025	1,163,334
Clovis Unified School District, (FGIC), (NPFG), Escrowed to Maturity, 0.00%, 8/1/20	3,130	2,305,652
Orange County Water District, Certificates of Participation, (NPFG), Escrowed to Maturity, 5.00%, 8/15/34	395	405,053

		$5,179,243

Insured – General Obligations — 35.5%

Antelope Valley Community College District, (Election of 2004), (NPFG), 5.25%, 8/1/39	$740	$702,460
Arcadia Unified School District, (Election of 2006), (AGM), 0.00%, 8/1/38	7,125	1,009,114
Arcadia Unified School District, (Election of 2006), (AGM), 0.00%, 8/1/40	3,115	372,772
Arcadia Unified School District, (Election of 2006), (AGM), 0.00%, 8/1/41	3,270	365,390
Carlsbad Unified School District, (Election of 2006), (NPFG), 5.25%, 8/1/32	1,500	1,503,090
Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/35	6,675	1,256,302
El Camino Hospital District, (NPFG), 4.45%, 8/1/36	865	724,991
Long Beach Unified School District, (Election of 1999), (AGM), 5.00%, 8/1/31	925	889,535
Los Angeles Community College District, (Election of 2001), (AGM), (FGIC), 5.00%, 8/1/32	2,075	1,994,594
Mount Diablo Unified School District, (AGM), 5.00%, 8/1/25	1,000	1,005,400
Palm Springs Unified School District, (Election of 2008), (AGC), 5.00%, 8/1/33	1,250	1,232,537
Santa Clara Unified School District, (Election of 2004), (AGM), 4.375%, 7/1/30	1,390	1,265,984
Union Elementary School District, (FGIC), (NPFG), 0.00%, 9/1/22	3,200	1,662,816

		$13,984,985

Insured – Hospital — 6.8%

California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(1)	$1,250	$1,127,475
California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	1,750	1,533,035

		$2,660,510

Insured – Lease Revenue / Certificates of Participation — 10.4%

Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$1,250	$1,451,088
San Diego County Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	1,750	1,656,847

See Notes to Financial Statements.

Eaton Vance
California Municipal Bond Fund II

March 31, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Insured – Lease Revenue / Certificates of Participation (continued)

San Jose Financing Authority, (Civic Center), (AMBAC), 5.00%, 6/1/32	$1,075	$1,006,910

		$4,114,845

Insured – Private Education — 1.1%

California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/32	$420	$407,270

		$407,270

Insured – Public Education — 11.4%

California State University, (AGM), (BHAC), 5.00%, 11/1/39(1)	$2,000	$1,824,520
California State University, (AMBAC), 5.00%, 11/1/33	2,860	2,676,216

		$4,500,736

Insured – Sewer Revenue — 2.0%

Clovis Public Financing Authority, Wastewater Revenue, (AMBAC), 4.50%, 8/1/38	$1,000	$798,470

		$798,470

Insured – Special Assessment Revenue — 6.4%

Cathedral City Public Financing Authority, (Housing Redevelopment), (NPFG), 5.00%, 8/1/33	$2,000	$1,613,760
Los Osos Community Services District, (Wastewater Assessment District No. 1), (NPFG), 5.00%, 9/2/33	1,250	918,600

		$2,532,360

Insured – Special Tax Revenue — 8.3%

Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/37	$1,535	$971,808
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	11,485	570,460
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	4,600	446,936
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	2,905	261,305
Santa Clara Valley Transportation Authority, Sales Tax Revenue, (AMBAC), 5.00%, 4/1/32	1,000	1,007,470

		$3,257,979

Insured – Transportation — 2.2%

San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/27	$3,520	$870,179

		$870,179

Insured – Water Revenue — 14.0%

Calleguas Las Virgines Public Financing Authority, (Municipal Water District), (BHAC), (FGIC), 4.75%, 7/1/37	$1,235	$1,140,028
East Bay Municipal Utility District, Water System Revenue, (AGM), (FGIC), 5.00%, 6/1/32	100	101,210
East Bay Municipal Utility District, Water System Revenue, (FGIC), (NPFG), 5.00%, 6/1/32	1,445	1,460,563
Los Angeles Department of Water and Power, (NPFG), 3.00%, 7/1/30	1,500	1,105,275
Riverside, Water Revenue, (AGM), 5.00%, 10/1/38	445	425,478
Santa Clara Valley Water District, (AGM), 3.75%, 6/1/28	1,475	1,272,733

		$5,505,287

Private Education — 13.9%

California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/39	$1,345	$1,272,585
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	380	362,911
California Educational Facilities Authority, (Santa Clara University), 5.00%, 2/1/29	890	899,763
California Educational Facilities Authority, (Santa Clara University), 5.00%, 2/1/40	1,155	1,096,650
California Educational Facilities Authority, (Stanford University), 5.125%, 1/1/31(2)	500	499,980
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	115	116,600
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	1,200	1,212,216

		$5,460,705

Public Education — 2.5%

University of California, 5.25%, 5/15/39	$1,000	$983,340

		$983,340

Special Tax Revenue — 3.4%

San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	$1,300	$1,349,153

		$1,349,153

Transportation — 8.8%

Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.25%, 4/1/29	$1,190	$1,228,818
Long Beach, Harbor Revenue, 5.00%, 5/15/27	540	555,309

See Notes to Financial Statements.

Eaton Vance
California Municipal Bond Fund II

March 31, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Transportation (continued)

Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)(3)	$1,060	$999,050
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/40	780	698,794

		$3,481,971

Water and Sewer — 2.6%

Metropolitan Water District of Southern California, (Waterworks Revenue Authorization), 5.00%, 1/1/39	$1,050	$1,030,596

		$1,030,596

Total Tax-Exempt Investments — 182.7%
(identified cost $79,683,848)		$72,014,698

Auction Preferred Shares Plus Cumulative
Unpaid Dividends — (65.2)%		$(25,700,268)

Other Assets, Less Liabilities — (17.5)%		$(6,882,361)

Net Assets Applicable to Common Shares — 100.0%		$39,432,069

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
BHAC	- Berkshire Hathaway Assurance Corp.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2011, 66.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.3% to 22.2% of total investments.

(1)	Security represents the underlying municipal bond of an inverse floater (see Note 1H).

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)	Security (or a portion thereof) has been pledged as collateral for inverse floating-rate security transactions. The aggregate value of such collateral is $204,050.

See Notes to Financial Statements.

Eaton Vance
Massachusetts Municipal Bond Fund

March 31, 2011

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 167.9%

	Principal Amount
Security	(000’s omitted)	Value

Escrowed / Prerefunded — 5.5%

Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), Prefunded to 7/31/13, 5.75%, 7/1/33	$500	$561,970
Massachusetts Development Finance Agency, (Western New England College), Prefunded to 12/1/12, 6.125%, 12/1/32	600	660,138

		$1,222,108

General Obligations — 4.0%

Wayland, 5.00%, 2/1/33	$340	$355,154
Wayland, 5.00%, 2/1/36	510	524,535

		$879,689

Hospital — 16.1%

Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	$775	$709,939
Massachusetts Health and Educational Facilities Authority, (Lahey Clinic Medical Center), 5.25%, 8/15/28	400	391,940
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/39	1,250	1,165,875
Massachusetts Health and Educational Facilities Authority, (South Shore Hospital), 5.75%, 7/1/29	370	358,989
Massachusetts Health and Educational Facilities Authority, (Southcoast Hospitals Group, Inc.), 5.00%, 7/1/29	1,000	922,200

		$3,548,943

Insured – Electric Utilities — 5.0%

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/23	$1,095	$1,097,365

		$1,097,365

Insured – Escrowed / Prerefunded — 6.8%

Massachusetts College Building Authority, (NPFG), Escrowed to Maturity, 0.00%, 5/1/26	$2,900	$1,501,939

		$1,501,939

Insured – General Obligations — 15.4%

Massachusetts, (AMBAC), 5.50%, 8/1/30	$1,900	$2,121,198
Revere, (AGC), 5.00%, 4/1/39	1,000	957,180
Tewksbury, (AGM), 4.625%, 3/15/27	300	306,798

		$3,385,176

Insured – Hospital — 1.0%

Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/25	$220	$212,808

		$212,808

Insured – Lease Revenue / Certificates of Participation — 5.3%

Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$1,000	$1,160,870

		$1,160,870

Insured – Other Revenue — 3.2%

Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$750	$710,190

		$710,190

Insured – Private Education — 20.6%

Massachusetts Development Finance Agency, (Boston College), (NPFG), 5.00%, 7/1/38	$1,000	$978,800
Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	1,105	1,143,167
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)	750	784,035
Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), (AGC), 5.00%, 7/1/35	750	722,895
Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), (AGC), 5.00%, 7/1/37	950	913,026

		$4,541,923

Insured – Public Education — 8.2%

Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$700	$723,842
Massachusetts Health and Educational Facilities Authority, (Worcester State College), (AMBAC), 5.00%, 11/1/32	1,150	1,073,686

		$1,797,528

See Notes to Financial Statements.

Eaton Vance
Massachusetts Municipal Bond Fund

March 31, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Insured – Special Tax Revenue — 18.8%

Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	$1,225	$1,189,218
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	750	784,252
Massachusetts Bay Transportation Authority, Sales Tax Revenue, (NPFG), 5.50%, 7/1/28	400	451,472
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37(1)	1,160	1,144,038
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	5,265	261,513
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,090	203,064
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	1,325	119,184

		$4,152,741

Insured – Water Revenue — 4.0%

Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/36	$860	$883,745

		$883,745

Other Revenue — 2.2%

Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/29	$490	$491,269

		$491,269

Private Education — 29.1%

Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	$750	$722,085
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	750	736,995
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	2,000	2,029,360
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/36(2)	1,000	1,054,560
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/35	870	815,173
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.375%, 8/15/38	1,025	1,047,447

		$6,405,620

Senior Living / Life Care — 2.7%

Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.15%, 7/1/31	$745	$605,901

		$605,901

Special Tax Revenue — 5.5%

Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.00%, 7/1/35	$1,210	$1,207,374

		$1,207,374

Transportation — 8.5%

Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/32	$1,000	$971,010
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/37	500	463,155
Massachusetts Port Authority, 5.00%, 7/1/34	435	428,210

		$1,862,375

Water and Sewer — 6.0%

Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	$585	$628,741
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	640	684,326

		$1,313,067

Total Tax-Exempt Investments — 167.9%
(identified cost $38,204,678)		$36,980,631

Auction Preferred Shares Plus Cumulative
Unpaid Dividends — (61.6)%		$(13,576,032)

Other Assets, Less Liabilities — (6.3)%		$(1,379,267)

Net Assets Applicable to Common Shares — 100.0%		$22,025,332

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry

See Notes to Financial Statements.

Eaton Vance
Massachusetts Municipal Bond Fund

March 31, 2011

Portfolio of Investments (Unaudited) — continued

or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2011, 52.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.1% to 22.8% of total investments.

(1)	Security represents the underlying municipal bond of an inverse floater (see Note 1H).

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

See Notes to Financial Statements.

Eaton Vance
Michigan Municipal Bond Fund

March 31, 2011

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 164.4%

	Principal Amount
Security	(000’s omitted)	Value

Electric Utilities — 3.2%

Michigan Strategic Fund, (Detroit Edison Pollution Control), 5.45%, 9/1/29	$620	$620,105

		$620,105

Escrowed / Prerefunded — 10.3%

Michigan Hospital Finance Authority, (Chelsea Community Hospital), Prerefunded to 5/15/15, 5.00%, 5/15/30	$400	$456,580
Michigan Hospital Finance Authority, (Sparrow Obligation Group), Prerefunded to 11/15/11, 5.625%, 11/15/36	1,500	1,563,465

		$2,020,045

Hospital — 8.1%

Michigan Hospital Finance Authority, (Oakwood Hospital System), 5.75%, 4/1/32	$1,000	$964,600
Michigan Hospital Finance Authority, (Trinity Health), 5.375%, 12/1/30	640	620,685

		$1,585,285

Insured – Electric Utilities — 7.3%

Michigan Strategic Fund, (Detroit Edison Co.), (XLCA), 5.25%, 12/15/32	$500	$467,125
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	1,000	956,430

		$1,423,555

Insured – Escrowed / Prerefunded — 49.4%

Detroit School District, (School Bond Loan Fund), (AGM), Prerefunded to 5/1/12, 5.125%, 5/1/31	$750	$787,500
Detroit Sewage Disposal System, (FGIC), Prerefunded to 7/1/11, 5.125%, 7/1/31	1,250	1,265,137
Lansing Building Authority, (NPFG), Prerefunded to 6/1/13, 5.00%, 6/1/29	1,500	1,639,875
Michigan Hospital Finance Authority, (St. John Health System), (AMBAC), Escrowed to Maturity, 5.00%, 5/15/28	1,150	1,153,634
Michigan House of Representatives, (AMBAC), Escrowed to Maturity, 0.00%, 8/15/22	1,750	1,095,325
Michigan House of Representatives, (AMBAC), Escrowed to Maturity, 0.00%, 8/15/23	2,615	1,543,504
Reed City Public Schools, (AGM), Prerefunded to 5/1/14, 5.00%, 5/1/29	1,300	1,459,809
Ypsilanti Community Utilities Authority, (Sanitary Sewer System No. 3), (FGIC), Prerefunded to 5/1/12, 5.00%, 5/1/32	705	739,693

		$9,684,477

Insured – General Obligations — 23.2%

Grand Rapids and Kent County Joint Building Authority, (DeVos Place), (NPFG), 0.00%, 12/1/27(1)	$1,960	$807,755
Greenville Public Schools, (NPFG), 5.00%, 5/1/25	750	751,942
Okemos Public School District, (NPFG), 0.00%, 5/1/19	1,330	928,460
Pinconning Area Schools, (AGM), 5.00%, 5/1/33	1,000	974,510
Royal Oak, (AGC), 6.25%, 10/1/28	1,000	1,096,030

		$4,558,697

Insured – Hospital — 6.5%

Michigan Hospital Finance Authority, (Mid-Michigan Obligation Group), (AMBAC), 5.00%, 4/15/32	$500	$452,860
Royal Oak Hospital Finance Authority, (William Beaumont Hospital), (NPFG), 5.25%, 11/15/35	975	830,466

		$1,283,326

Insured – Lease Revenue / Certificates of Participation — 6.1%

Michigan Building Authority, (AGM), (FGIC), 0.00%, 10/15/29	$1,000	$311,020
Michigan Building Authority, (FGIC), (NPFG), 0.00%, 10/15/30	3,100	875,130

		$1,186,150

Insured – Public Education — 15.4%

Central Michigan University, (AMBAC), 5.05%, 10/1/32	$750	$721,463
Ferris State University, (AGC), 5.125%, 10/1/33	435	430,989
Lake Superior State University, (AMBAC), 5.125%, 11/15/26	750	728,760
Wayne University, (NPFG), 5.00%, 11/15/37	1,200	1,143,120

		$3,024,332

Insured – Sewer Revenue — 2.1%

Detroit Sewer Disposal System, (NPFG), 4.50%, 7/1/35	$500	$405,860

		$405,860

Insured – Special Tax Revenue — 8.8%

Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$6,100	$302,987

See Notes to Financial Statements.

Eaton Vance
Michigan Municipal Bond Fund

March 31, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Insured – Special Tax Revenue (continued)

Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$1,670	$162,257
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	1,115	100,294
Wayne Charter County, (Airport Hotel-Detroit Metropolitan Airport), (NPFG), 5.00%, 12/1/30	1,000	869,220
Ypsilanti Community Utilities Authority, (Sanitary Sewer System No. 3), (FGIC), (NPFG), 5.00%, 5/1/32	295	287,484

		$1,722,242

Insured – Utilities — 7.7%

Lansing Board of Water and Light, (Water Supply, Steam and Electric Utility), (AGM), 5.00%, 7/1/25	$1,000	$999,920
Lansing Board of Water and Light, (Water Supply, Steam and Electric Utility), (AGM), 5.00%, 7/1/26	510	512,815

		$1,512,735

Insured – Water Revenue — 11.8%

Detroit Water Supply System, (FGIC), (NPFG), 5.00%, 7/1/30	$1,425	$1,295,239
Grand Rapids Water Supply System, (AGC), 5.00%, 1/1/29	1,000	1,022,160

		$2,317,399

Private Education — 1.1%

Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	$250	$220,763

		$220,763

Water and Sewer — 3.4%

Grand Rapids, (Sanitary Sewer System), 5.00%, 1/1/28	$650	$668,961

		$668,961

Total Tax-Exempt Investments — 164.4%
(identified cost $32,886,985)		$32,233,932

Auction Preferred Shares Plus Cumulative
Unpaid Dividends — (68.0)%		$(13,325,279)

Other Assets, Less Liabilities — 3.6%		$701,925

Net Assets Applicable to Common Shares — 100.0%		$19,610,578

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2011, 84.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.4% to 34.3% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

See Notes to Financial Statements.

Eaton Vance
New Jersey Municipal Bond Fund

March 31, 2011

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 171.9%

	Principal Amount
Security	(000’s omitted)	Value

General Obligations — 4.6%

Monmouth County Improvement Authority, 5.00%, 1/15/27	$1,375	$1,464,169

		$1,464,169

Hospital — 8.9%

Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$180	$140,409
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	760	664,035
New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	595	549,994
New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.125%, 7/1/35	250	222,502
New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	1,395	1,211,139

		$2,788,079

Insured – Electric Utilities — 3.0%

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	$1,000	$956,430

		$956,430

Insured – General Obligations — 39.0%

Bayonne, (AGM), 0.00%, 7/1/23	$2,415	$1,309,389
Bayonne, (AGM), 5.50%, 7/1/39	1,000	1,001,880
Delaware Township, Hunterdon County, (AGC), 5.00%, 10/15/35	320	329,200
Delaware Township, Hunterdon County, (AGC), 5.10%, 10/15/36	340	350,740
Delaware Township, Hunterdon County, (AGC), 5.15%, 10/15/37	360	371,999
Delaware Township, Hunterdon County, (AGC), 5.20%, 10/15/38	382	395,397
Egg Harbor Township School District, (AGM), 3.50%, 4/1/28	840	730,489
Hudson County Improvement Authority, (NPFG), 0.00%, 12/15/38	2,000	280,740
Irvington Township, (AGM), 0.00%, 7/15/26	5,475	2,367,280
Jackson Township School District, (NPFG), 2.50%, 6/15/27	2,385	1,778,638
Jersey City, (AGM), 5.00%, 1/15/29	1,000	1,009,560
Lakewood Township, (AGC), 5.75%, 11/1/31	700	752,311
Monroe Township Board of Education, Middlesex County, (AGC), 4.75%, 3/1/34	1,115	1,088,329
Nutley School District, (NPFG), 4.75%, 7/15/30	110	110,855
Nutley School District, (NPFG), 4.75%, 7/15/31	410	410,303

		$12,287,110

Insured – Hospital — 18.1%

New Jersey Health Care Facilities Financing Authority, (Englewood Hospital), (NPFG), 5.00%, 8/1/31	$1,500	$1,500,570
New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36(1)	2,000	1,920,900
New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series II, (AGC), 5.00%, 7/1/38	615	564,890
New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series V, (AGC), 5.00%, 7/1/38(1)	250	229,630
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	1,500	1,482,120

		$5,698,110

Insured – Lease Revenue / Certificates of Participation — 17.7%

Essex County Improvement Authority, (NPFG), 5.50%, 10/1/30	$1,000	$1,044,000
Middlesex County, Certificates of Participation, (NPFG), 5.00%, 8/1/31	1,250	1,250,038
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	1,300	1,313,702
New Jersey Economic Development Authority, (School Facilities Construction), (FGIC), (NPFG), 5.50%, 9/1/28	500	510,685
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,250	1,451,087

		$5,569,512

Insured – Other Revenue — 4.8%

Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	$1,500	$1,500,345

		$1,500,345

Insured – Public Education — 11.3%

New Jersey Educational Facilities Authority, (College of New Jersey), (AGM), 5.00%, 7/1/35	$735	$705,034
New Jersey Educational Facilities Authority, (Montclair State University), (NPFG), 3.75%, 7/1/24	450	408,582
New Jersey Educational Facilities Authority, (Rowan University), (AGM), (FGIC), 3.00%, 7/1/27	920	722,587

See Notes to Financial Statements.

Eaton Vance
New Jersey Municipal Bond Fund

March 31, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Insured – Public Education (continued)

New Jersey Educational Facilities Authority, (Rowan University), (AGM), (FGIC), 3.00%, 7/1/28	$465	$357,194
New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 4.75%, 7/1/34	1,145	1,094,460
New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 5.00%, 7/1/38	275	264,110

		$3,551,967

Insured – Special Tax Revenue — 14.1%

Garden State Preservation Trust, (AGM), 0.00%, 11/1/21	$1,000	$643,840
Garden State Preservation Trust, (AGM), 5.80%, 11/1/21	500	563,080
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (BHAC), (NPFG), 5.00%, 7/1/27	975	975,790
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	2,390	973,088
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	1,120	424,525
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	7,675	381,217
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	3,005	291,966
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	1,900	170,905

		$4,424,411

Insured – Transportation — 25.4%

New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), (BHAC), 0.00%, 12/15/26	$1,560	$634,577
New Jersey Transportation Trust Fund Authority, (Transportation System), (BHAC), (FGIC), 0.00%, 12/15/31	3,235	906,770
New Jersey Turnpike Authority, (AGM), (BHAC), 5.25%, 1/1/29	1,500	1,614,450
Port Authority of New York and New Jersey, (AGM), 5.00%, 11/1/27(1)	3,875	3,941,448
Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/33	720	720,151
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	180	186,210

		$8,003,606

Insured – Water and Sewer — 8.2%

Middlesex County Improvement Authority, (Perth Amboy), (AMBAC), 0.00%, 9/1/24	$4,500	$2,067,930
Passaic Valley Sewerage Commissioners, (FGIC), (NPFG), 2.50%, 12/1/32	895	498,569

		$2,566,499

Lease Revenue / Certificates of Participation — 1.9%

New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	$625	$594,494

		$594,494

Private Education — 5.7%

New Jersey Educational Facilities Authority, (Princeton University), 4.25%, 7/1/40(2)	$2,000	$1,794,660

		$1,794,660

Public Education — 0.8%

Rutgers State University, 5.00%, 5/1/39	$250	$246,830

		$246,830

Other Revenue — 1.9%

New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48	$375	$367,762
Port Authority of New York and New Jersey, (JFK International Air Terminal LLC), 6.00%, 12/1/42	250	237,123

		$604,885

Transportation — 6.5%

Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$590	$573,179
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	210	200,739
South Jersey Port Authority, (Marine Terminal), 5.10%, 1/1/33	1,325	1,267,839

		$2,041,757

Total Tax-Exempt Investments — 171.9%
(identified cost $56,335,944)		$54,092,864

Auction Preferred Shares Plus Cumulative
Unpaid Dividends — (62.3)%		$(19,600,614)

Other Assets, Less Liabilities — (9.6)%		$(3,024,188)

Net Assets Applicable to Common Shares — 100.0%		$31,468,062

See Notes to Financial Statements.

Eaton Vance
New Jersey Municipal Bond Fund

March 31, 2011

Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
BHAC	- Berkshire Hathaway Assurance Corp.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2011, 82.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.6% to 29.0% of total investments.

(1)	Security represents the underlying municipal bond of an inverse floater (see Note 1H).

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

See Notes to Financial Statements.

Eaton Vance
New York Municipal Bond Fund II

March 31, 2011

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 173.7%

	Principal Amount
Security	(000’s omitted)	Value

General Obligations — 3.4%

New York, 5.00%, 2/15/34(1)	$1,000	$1,018,280

		$1,018,280

Hospital — 3.5%

New York Dormitory Authority, (Highland Hospital of Rochester), 5.00%, 7/1/26	$135	$131,823
New York Dormitory Authority, (Highland Hospital of Rochester), 5.20%, 7/1/32	180	171,103
Suffolk County Industrial Development Agency, (Huntington Hospital), 5.875%, 11/1/32	750	750,015

		$1,052,941

Industrial Development Revenue — 1.3%

New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$390	$377,984

		$377,984

Insured – Electric Utilities — 3.5%

Long Island Power Authority, (BHAC), 5.50%, 5/1/33	$500	$521,500
Long Island Power Authority, (BHAC), 6.00%, 5/1/33	500	540,830

		$1,062,330

Insured – Escrowed / Prerefunded — 3.9%

New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/26	$545	$295,695
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/27	550	281,705
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	1,385	588,043

		$1,165,443

Insured – General Obligations — 25.5%

Brentwood Union Free School District, (AGC), 4.75%, 11/15/23	$535	$578,094
Brentwood Union Free School District, (AGC), 5.00%, 11/15/24	560	610,669
Freeport Union Free School District, (AGC), 4.00%, 4/1/23	180	183,973
Freeport Union Free School District, (AGC), 4.00%, 4/1/24	200	203,336
Hauppauge Union Free School District, (AGC), 4.00%, 7/15/24	250	251,375
Hoosic Valley Central School District, (AGC), 4.00%, 6/15/23	250	253,590
Longwood Central School District, Suffolk County, (AGC), 4.15%, 6/1/23	185	188,870
Longwood Central School District, Suffolk County, (AGC), 4.25%, 6/1/24	190	193,912
New York, (AGM), 5.00%, 4/1/22	1,000	1,066,790
New York Dormitory Authority, (School Districts Financing Program), (NPFG), 5.00%, 10/1/30	1,795	1,788,358
Plattsburgh, (AGC), 4.25%, 11/15/19	100	107,006
Plattsburgh, (AGC), 4.25%, 11/15/20	300	320,259
Sachem Central School District, (FGIC), (NPFG), 4.25%, 10/15/28	410	405,445
Syracuse, (AGC), 5.00%, 6/15/19	235	259,360
Wantagh Union Free School District, (AGC), 4.50%, 11/15/19	185	200,958
Wantagh Union Free School District, (AGC), 4.50%, 11/15/20	190	203,914
Wantagh Union Free School District, (AGC), 4.75%, 11/15/22	210	225,145
Wantagh Union Free School District, (AGC), 4.75%, 11/15/23	220	234,087
William Floyd Union Free School District, (AGC), 4.00%, 12/15/24	350	345,114

		$7,620,255

Insured – Hospital — 6.3%

New York City Health and Hospitals Corp., (AGM), 5.50%, 2/15/20	$500	$556,750
New York Dormitory Authority, (Health Quest Systems), (AGC), 5.125%, 7/1/37	910	857,993
New York Dormitory Authority, (Hudson Valley Hospital Center), (AGM), (BHAC), 5.00%, 8/15/36	500	481,875

		$1,896,618

Insured – Housing — 3.3%

New York City Housing Corp., (NPFG), 4.95%, 11/1/33	$1,000	$977,350

		$977,350

Insured – Lease Revenue / Certificates of Participation — 6.7%

Hudson Yards Infrastructure Corp., (NPFG), 4.50%, 2/15/47	$1,390	$1,029,337
New York City Transitional Finance Authority, (BHAC), 5.50%, 7/15/38	950	977,179

		$2,006,516

See Notes to Financial Statements.

Eaton Vance
New York Municipal Bond Fund II

March 31, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Insured – Other Revenue — 15.4%

New York City Cultural Resource Trust, (American Museum of Natural History), (NPFG), 5.00%, 7/1/44	$800	$764,408
New York City Cultural Resource Trust, (Museum of Modern Art), (AMBAC), (BHAC), 5.125%, 7/1/31(1)	2,500	2,488,875
New York City Industrial Development Agency, (Yankee Stadium), (NPFG), 4.75%, 3/1/46	1,700	1,346,281

		$4,599,564

Insured – Private Education — 33.0%

New York Dormitory Authority, (Barnard College), (FGIC), (NPFG), 5.00%, 7/1/24	$1,440	$1,482,696
New York Dormitory Authority, (Brooklyn Law School), (XLCA), 5.125%, 7/1/30	1,135	1,117,850
New York Dormitory Authority, (Fordham University), (AGC), (BHAC), 5.00%, 7/1/38(1)	2,250	2,228,332
New York Dormitory Authority, (New York University), (AMBAC), (BHAC), 5.00%, 7/1/31(1)	1,000	992,370
New York Dormitory Authority, (Pratt Institute), (AGC), 5.00%, 7/1/34	345	330,786
New York Dormitory Authority, (Pratt Institute), (AGC), 5.125%, 7/1/39	815	772,473
New York Dormitory Authority, (Skidmore College), (FGIC), (NPFG), 5.00%, 7/1/33	500	500,185
New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/37	850	792,702
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/32	5,425	1,665,855

		$9,883,249

Insured – Public Education — 0.4%

New York Dormitory Authority, (City University), (AMBAC), 5.25%, 7/1/30	$130	$120,978

		$120,978

Insured – Special Tax Revenue — 8.9%

New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	$670	$564,984
New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	275	244,632
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	1,700	274,907
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	3,200	310,912
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	2,105	189,345
Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/29	385	391,541
Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/32	690	695,658

		$2,671,979

Insured – Transportation — 13.7%

Metropolitan Transportation Authority, (AGM), (NPFG), 5.00%, 11/15/31	$1,000	$974,820
New York Thruway Authority, (AMBAC), 5.50%, 4/1/20	510	584,266
Port Authority of New York and New Jersey, (AGM), 5.00%, 11/1/27(1)	2,500	2,543,011

		$4,102,097

Insured – Water and Sewer — 12.1%

Nassau County Sewer and Storm Water Finance Authority, (BHAC), 5.375%, 11/1/28	$905	$950,322
New York City Municipal Water Finance Authority, (Water and Sewer System), (AMBAC), (BHAC), 5.00%, 6/15/38(1)	2,750	2,668,243

		$3,618,565

Insured – Water Revenue — 1.2%

Suffolk County Water Authority, (NPFG), 4.50%, 6/1/25	$350	$354,025

		$354,025

Other Revenue — 1.0%

Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$1,100	$290,576

		$290,576

Private Education — 13.4%

New York City Industrial Development Agency, (St. Francis College), 5.00%, 10/1/34	$485	$456,273
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	365	369,730
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/37	1,280	1,280,371
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	610	600,277
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/28	325	327,178
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	1,000	968,140

		$4,001,969

See Notes to Financial Statements.

Eaton Vance
New York Municipal Bond Fund II

March 31, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Special Tax Revenue — 1.7%

New York Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)	$500	$523,285

		$523,285

Transportation — 12.2%

Metropolitan Transportation Authority, 5.00%, 11/15/34	$2,000	$1,869,780
Nassau County Bridge Authority, 5.00%, 10/1/35	350	348,530
Nassau County Bridge Authority, 5.00%, 10/1/40	65	62,860
New York Thruway Authority, 5.00%, 4/1/26	530	548,841
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/37	340	330,953
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/38(1)	500	485,755

		$3,646,719

Water Revenue — 3.3%

New York Environmental Facilities Corp., 5.00%, 10/15/39	$750	$744,908
New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 6/15/26(2)	235	243,702

		$988,610

Total Tax-Exempt Investments — 173.7%
(identified cost $53,713,107)		$51,979,333

Auction Preferred Shares Plus Cumulative
Unpaid Dividends — (44.3)%		$(13,250,277)

Other Assets, Less Liabilities — (29.4)%		$(8,809,063)

Net Assets Applicable to Common Shares — 100.0%		$29,919,993

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
BHAC	- Berkshire Hathaway Assurance Corp.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2011, 77.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.2% to 26.4% of total investments.

(1)	Security represents the underlying municipal bond of an inverse floater (see Note 1H).

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

See Notes to Financial Statements.

Eaton Vance
Ohio Municipal Bond Fund

March 31, 2011

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 161.6%

	Principal Amount
Security	(000’s omitted)	Value

Bond Bank — 9.9%

Cuyahoga County Port Authority, (Garfield Heights), 5.25%, 5/15/23	$1,270	$967,676
Ohio Economic Development, (Ohio Enterprise Bond Fund), 6.00%, 12/1/34	700	714,854
Rickenbacker Port Authority, Oasbo Expanded Asset Pool Loan, 5.375%, 1/1/32(1)	1,140	1,090,467

		$2,772,997

Electric Utilities — 1.7%

Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	$500	$480,245

		$480,245

General Obligations — 5.2%

Beavercreek, School District, 5.00%, 12/1/30	$900	$915,939
County of Franklin, 5.00%, 12/1/27(2)	500	524,060

		$1,439,999

Hospital — 5.4%

Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	$500	$482,570
Ohio Higher Educational Facilities Authority, (University Hospital Health Systems, Inc.), 4.75%, 1/15/46	735	570,779
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	500	444,380

		$1,497,729

Insured – Electric Utilities — 21.0%

American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.25%, 2/15/33	$700	$702,758
Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	2,750	1,054,598
Cleveland Public Power System, (NPFG), 0.00%, 11/15/38	1,000	177,670
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/25	1,670	770,772
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	5,000	2,002,150
Ohio Water Development Authority, (Dayton Power & Light), (FGIC), 4.80%, 1/1/34	755	684,083
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	500	478,215

		$5,870,246

Insured – General Obligations — 40.5%

Bowling Green City School District, (AGM), 5.00%, 12/1/34	$320	$311,110
Brookfield Local School District, (AGM), 5.00%, 1/15/30	200	200,270
Cleveland Municipal School District, (AGM), 5.00%, 12/1/27	1,000	1,004,430
Clyde-Green Springs Exempted Village School District, (AGM), 4.50%, 12/1/31	900	824,463
Cuyahoga Community College District, (AMBAC), 5.00%, 12/1/32	1,575	1,572,827
Milford Exempt Village School District, (AGC), 5.25%, 12/1/36	1,000	993,650
Olentangy Local School District, (AGC), 5.00%, 12/1/36	1,400	1,379,000
Plain School District, (FGIC), (NPFG), 0.00%, 12/1/27	2,400	897,888
St. Mary’s School District, (AGM), 5.00%, 12/1/35	750	718,680
Sylvania City School District, (AGC), 5.00%, 12/1/26	500	509,930
Sylvania City School District, (AGC), 5.00%, 12/1/32	1,000	988,850
Wapakoneta City School District, (AGM), 4.75%, 12/1/35	2,000	1,900,900

		$11,301,998

Insured – Hospital — 12.7%

Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.00%, 5/15/32	$820	$758,500
Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.125%, 5/15/28	1,500	1,452,570
Lorain County, (Catholic Healthcare Partners), (AGM), Variable Rate, 17.493%, 2/1/29(3)(4)(5)	440	356,998
Ohio Higher Educational Facility Commission, (University Hospital Health Systems, Inc.), (AMBAC), 4.75%, 1/15/46	1,250	970,713

		$3,538,781

Insured – Lease Revenue / Certificates of Participation — 3.5%

Puerto Rico Public Buildings Authority, Government Facilities Revenue, (XLCA), 5.25%, 7/1/36	$235	$203,458
Summit County, (Civic Theater Project), (AMBAC), 5.00%, 12/1/33	1,000	772,390

		$975,848

Insured – Public Education — 32.4%

Cincinnati Technical and Community College, (AMBAC), 5.00%, 10/1/28	$1,750	$1,642,182
Kent State University, (AGC), 5.00%, 5/1/26	1,000	1,017,590
Kent State University, (AGC), 5.00%, 5/1/29	360	357,656
Miami University, (AMBAC), (AGM), 3.25%, 9/1/26	2,000	1,609,160

See Notes to Financial Statements.

Eaton Vance
Ohio Municipal Bond Fund

March 31, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Insured – Public Education (continued)

Ohio University, (AGM), 5.00%, 12/1/33	$500	$483,830
Ohio University, (AGM), 5.25%, 12/1/23	1,170	1,223,762
University of Akron, (AGM), 5.00%, 1/1/38	1,000	963,510
University of Cincinnati, (AMBAC), 5.00%, 6/1/31	750	742,433
Youngstown State University, (AGC), 5.50%, 12/15/33	1,000	1,002,860

		$9,042,983

Insured – Sewer Revenue — 2.5%

Marysville Wastewater Treatment System, (AGC), (XLCA), 4.75%, 12/1/46	$615	$532,934
Marysville Wastewater Treatment System, (AGC), (XLCA), 4.75%, 12/1/47	180	155,774

		$688,708

Insured – Special Tax Revenue — 10.9%

Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/23	$1,335	$675,176
Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/24	3,665	1,732,556
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	8,430	418,718
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,525	148,169
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	705	63,415

		$3,038,034

Insured – Transportation — 1.6%

Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	$500	$445,365

		$445,365

Private Education — 5.7%

Ohio Higher Educational Facilities Authority, (John Carroll University), 5.25%, 11/15/33	$850	$817,317
Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/41	500	462,615
Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	350	311,248

		$1,591,180

Public Education — 5.0%

Ohio State University, 5.00%, 12/1/30	$1,325	$1,386,878

		$1,386,878

Transportation — 3.6%

Ohio Turnpike Commission, 5.00%, 2/15/31	$1,000	$1,005,280

		$1,005,280

Total Tax-Exempt Investments — 161.6%
(identified cost $47,608,079)		$45,076,271

Auction Preferred Shares Plus Cumulative
Unpaid Dividends — (61.0)%		$(17,001,108)

Other Assets, Less Liabilities — (0.6)%		$(183,623)

Net Assets Applicable to Common Shares — 100.0%		$27,891,540

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
CIFG	- CIFG Assurance North America, Inc.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2011, 77.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 22.5% of total investments.

(1)	Security represents the underlying municipal bond of an inverse floater (see Note 1H).
(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.
(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2011.
(4)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $1,320,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.
(5)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2011, the aggregate value of these securities is $356,998 or 1.3% of the Fund’s net assets applicable to common shares.

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Municipal Bond Fund

March 31, 2011

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 171.9%

	Principal Amount
Security	(000’s omitted)	Value

Bond Bank — 2.9%

Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	$1,000	$987,220

		$987,220

Hospital — 15.0%

Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	$750	$683,685
Franklin County Industrial Development Authority, (The Chambersburg Hospital), 5.375%, 7/1/42	1,000	905,650
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	1,455	1,400,801
Monroe County Hospital Authority, (Pocono Medical Center), 5.125%, 1/1/37	1,250	1,094,075
Northampton County General Purpose Authority, (Saint Luke’s Hospital), 5.50%, 8/15/33	250	225,330
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	675	630,295
South Fork Municipal Authority, (Conemaugh Health System), 5.50%, 7/1/29	250	232,040

		$5,171,876

Insured – Electric Utilities — 6.1%

Lehigh County Industrial Development Authority, (PPL Electric Utilities Corp.), (FGIC), (NPFG), 4.75%, 2/15/27	$1,610	$1,438,358
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	750	660,292

		$2,098,650

Insured – Escrowed / Prerefunded — 0.8%

Southcentral General Authority, (Wellspan Health), (NPFG), Escrowed to Maturity, 5.25%, 5/15/31	$270	$274,037

		$274,037

Insured – General Obligations — 30.5%

Armstrong County, (NPFG), 5.40%, 6/1/31	$655	$644,671
Bethlehem Area School District, (AGM), 5.25%, 1/15/25	1,250	1,284,437
Centennial School District, (AGM), 5.25%, 12/15/37	660	665,980
Central Greene School District, (AGM), 5.00%, 2/15/35	1,350	1,310,539
Erie School District, (AMBAC), 0.00%, 9/1/30	1,000	294,290
Harrisburg School District, (AGC), 5.00%, 11/15/33	500	492,975
McKeesport School District, (NPFG), 0.00%, 10/1/21	2,555	1,453,488
Norwin School District, (AGM), 3.25%, 4/1/27	1,500	1,216,830
Reading School District, (AGM), 5.00%, 3/1/35	1,500	1,456,140
Scranton School District, (AGM), 5.00%, 7/15/38	1,000	983,110
Shaler Area School District, (XLCA), 0.00%, 9/1/33	2,550	681,947

		$10,484,407

Insured – Hospital — 8.8%

Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$282,028
Centre County Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.25%, 11/15/44	500	505,835
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35	1,620	1,480,745
Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.125%, 7/1/28	865	760,992

		$3,029,600

Insured – Industrial Development Revenue — 2.8%

Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc. Project), (BHAC), 5.00%, 10/1/39(1)	$1,000	$970,440

		$970,440

Insured – Lease Revenue / Certificates of Participation — 4.9%

Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$500	$494,955
Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (AGM), 4.75%, 2/15/27	1,215	1,202,255

		$1,697,210

Insured – Private Education — 11.8%

Chester County Industrial Development Authority, Educational Facility, (Westtown School), (AMBAC), 5.00%, 1/1/31	$1,000	$964,650
Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37(2)	1,675	1,518,806
Pennsylvania Higher Educational Facilities Authority, (Temple University), (NPFG), 4.50%, 4/1/36	1,305	1,108,441
Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), 5.00%, 11/1/37	500	482,520

		$4,074,417

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Municipal Bond Fund

March 31, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Insured – Public Education — 10.8%

Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$500	$494,160
Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32	1,200	1,065,264
Pennsylvania Higher Educational Facilities Authority, (Clarion University Foundation), (XLCA), 5.00%, 7/1/33	500	419,320
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/27	500	508,115
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/29	375	376,867
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/32	875	856,389

		$3,720,115

Insured – Sewer Revenue — 19.3%

Allegheny County Sanitation Authority, (BHAC), (FGIC), 5.00%, 12/1/32	$300	$297,822
Allegheny County Sanitation Authority, (BHAC), (NPFG), 5.00%, 12/1/22	1,500	1,565,085
Ambridge Borough Municipal Authority, Sewer Revenue, (AGM), 4.60%, 10/15/41	770	641,040
Bucks County Water and Sewer Authority, (AGM), 5.00%, 12/1/35	500	488,530
Erie Sewer Authority, (AMBAC), 0.00%, 12/1/26	1,920	714,509
Erie Sewer Authority, Series A, (AMBAC), 0.00%, 12/1/25	1,430	574,288
Erie Sewer Authority, Series B, (AMBAC), 0.00%, 12/1/25	2,155	865,448
University Area Joint Authority, (NPFG), 5.00%, 11/1/26	1,500	1,496,715

		$6,643,437

Insured – Special Tax Revenue — 4.8%

Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$22,015	$1,093,485
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	3,510	341,032
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	2,220	199,689

		$1,634,206

Insured – Transportation — 15.2%

Pennsylvania Turnpike Commission, (AGM), 5.25%, 7/15/30(1)	$2,000	$2,085,280
Philadelphia, Airport Revenue, (AGC), 5.375%, 6/15/29	295	301,764
Pittsburgh and Allegheny County Sports and Exhibition Authority, (AGM), 5.00%, 2/1/31	1,000	990,010
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	2,100	1,870,533

		$5,247,587

Insured – Utilities — 2.3%

Philadelphia Gas Works, (AMBAC), 5.00%, 10/1/37	$890	$777,415

		$777,415

Insured – Water and Sewer — 0.4%

Saxonburg Water and Sewer Authority, (AGC), 5.00%, 3/1/35	$150	$145,614

		$145,614

Private Education — 21.0%

Allegheny County Higher Education Building Authority, (Duquesne University), 5.50%, 3/1/31	$1,050	$1,059,533
General Authority of South Central Pennsylvania, (York College of Pennsylvania), 5.50%, 11/1/31	1,500	1,472,745
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40	625	557,062
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/40	925	854,608
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.75%, 7/15/35	2,900	2,776,866
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	500	496,350

		$7,217,164

Public Education — 3.6%

Pennsylvania State University, 5.00%, 3/1/40	$500	$495,825
State Public School Building Authority, (Northampton County Community College), 5.50%, 3/1/31(3)	750	740,138

		$1,235,963

Senior Living / Life Care — 0.5%

Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	$200	$187,540

		$187,540

See Notes to Financial Statements.

Eaton Vance
Pennsylvania Municipal Bond Fund

March 31, 2011

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Special Tax Revenue — 0.3%

Virgin Islands Public Finance Authority, 6.75%, 10/1/37	$110	$113,505

		$113,505

Transportation — 7.9%

Allegheny County Port Authority, 5.75%, 3/1/29	$1,500	$1,564,395
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	465	451,743
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	730	697,807

		$2,713,945

Water and Sewer — 2.2%

Philadelphia, Water and Wastewater Revenue, 5.25%, 1/1/32	$765	$757,304

		$757,304

Total Tax-Exempt Investments — 171.9%
(identified cost $64,384,156)		$59,181,652

Auction Preferred Shares Plus Cumulative
Unpaid Dividends — (63.1)%		$(21,726,652)

Other Assets, Less Liabilities — (8.8)%		$(3,019,899)

Net Assets Applicable to Common Shares — 100.0%		$34,435,101

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
BHAC	- Berkshire Hathaway Assurance Corp.
CIFG	- CIFG Assurance North America, Inc.
FGIC	- Financial Guaranty Insurance Company
NPFG	- National Public Finance Guaranty Corp.
XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2011, 68.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.9% to 26.3% of total investments.

(1)	Security represents the underlying municipal bond of an inverse floater (see Note 1H).

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)	When-issued security.

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds

March 31, 2011

Statements of Assets and Liabilities (Unaudited)

	March 31, 2011

Assets	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Investments —
Identified cost	$220,907,622	$79,683,848	$38,204,678	$32,886,985
Unrealized depreciation	(20,541,741)	(7,669,150)	(1,224,047)	(653,053)

Investments, at value	$200,365,881	$72,014,698	$36,980,631	$32,233,932

Cash	$—	$1,121,641	$523,492	$299,117
Interest receivable	2,726,248	834,895	509,041	476,479
Receivable for investments sold	280,242	—	1,000,000	—
Receivable for variation margin on open financial futures contracts	4,219	2,343	2,344	—
Receivable from the transfer agent	20,751	5,766	4,356	1,554
Deferred debt issuance costs	93,883	24,818	4,862	—
Other assets	54,539	—	—	—

Total assets	$203,545,763	$74,004,161	$39,024,726	$33,011,082

Liabilities

Payable for floating rate notes issued	$53,645,000	$8,705,000	$3,330,000	$—
Payable for open swap contracts	155,370	65,062	39,305	31,382
Due to custodian	302,788	—	—	—
Payable to affiliates:
Investment adviser fee	90,509	34,524	17,652	15,466
Interest expense and fees payable	109,802	17,166	7,597	—
Accrued expenses	118,843	50,072	28,808	28,377

Total liabilities	$54,422,312	$8,871,824	$3,423,362	$75,225

Auction preferred shares at liquidation value plus cumulative unpaid dividends	$44,701,691	$25,700,268	$13,576,032	$13,325,279

Net assets applicable to common shares	$104,421,760	$39,432,069	$22,025,332	$19,610,578

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized	$99,798	$38,785	$17,646	$15,126
Additional paid-in capital	141,410,494	54,935,445	24,999,712	21,424,434
Accumulated net realized loss	(17,747,711)	(8,112,418)	(1,883,980)	(1,309,470)
Accumulated undistributed net investment income	1,344,273	319,023	160,276	160,783
Net unrealized depreciation	(20,685,094)	(7,748,766)	(1,268,322)	(680,295)

Net assets applicable to common shares	$104,421,760	$39,432,069	$22,025,332	$19,610,578

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	1,788	1,028	543	533

Common Shares Outstanding	9,979,801	3,878,453	1,764,582	1,512,623

Net Asset Value Per Common Share

Net assets applicable to common shares ÷ common shares issued and outstanding	$10.46	$10.17	$12.48	$12.96

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds

March 31, 2011

Statements of Assets and Liabilities (Unaudited) — continued

	March 31, 2011

Assets	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Investments —
Identified cost	$56,335,944	$53,713,107	$47,608,079	$64,384,156
Unrealized depreciation	(2,243,080)	(1,733,774)	(2,531,808)	(5,202,504)

Investments, at value	$54,092,864	$51,979,333	$45,076,271	$59,181,652

Cash	$1,214,692	$2,221,776	$214,002	$612,808
Interest receivable	600,161	762,063	630,174	763,168
Receivable for investments sold	59,202	134,753	65,000	—
Receivable for variation margin on open financial futures contracts	—	3,750	1,406	—
Receivable from the transfer agent	12,938	3,688	4,588	6,250
Deferred debt issuance costs	7,558	10,099	—	—

Total assets	$55,987,415	$55,115,462	$45,991,441	$60,563,878

Liabilities

Payable for floating rate notes issued	$4,790,000	$11,780,000	$1,010,000	$3,540,000
Payable for when-issued securities	—	—	—	740,138
Payable for open swap contracts	56,989	83,911	38,644	48,374
Payable to affiliates:
Investment adviser fee	25,466	24,674	21,677	28,525
Interest expense and fees payable	13,527	23,743	2,642	8,444
Accrued expenses	32,757	32,864	25,830	36,644

Total liabilities	$4,918,739	$11,945,192	$1,098,793	$4,402,125

Auction preferred shares at liquidation value plus cumulative unpaid dividends	$19,600,614	$13,250,277	$17,001,108	$21,726,652

Net assets applicable to common shares	$31,468,062	$29,919,993	$27,891,540	$34,435,101

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized	$25,885	$25,629	$25,287	$29,544
Additional paid-in capital	36,671,595	36,300,987	35,798,028	41,853,892
Accumulated net realized loss	(3,027,855)	(4,741,118)	(5,614,757)	(2,590,319)
Accumulated undistributed net investment income	159,671	160,133	248,258	392,862
Net unrealized depreciation	(2,361,234)	(1,825,638)	(2,565,276)	(5,250,878)

Net assets applicable to common shares	$31,468,062	$29,919,993	$27,891,540	$34,435,101

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	784	530	680	869

Common Shares Outstanding	2,588,541	2,562,852	2,528,702	2,954,376

Net Asset Value Per Common Share

Net assets applicable to common shares ÷ common shares issued and outstanding	$12.16	$11.67	$11.03	$11.66

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds

March 31, 2011

Statements of Operations (Unaudited)

	Six Months Ended March 31, 2011

Investment Income	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Interest	$5,505,202	$2,004,779	$967,053	$855,162

Total investment income	$5,505,202	$2,004,779	$967,053	$855,162

Expenses

Investment adviser fee	$546,699	$209,560	$106,081	$92,263
Trustees’ fees and expenses	3,441	1,477	870	791
Custodian fee	50,742	26,995	17,154	16,048
Transfer and dividend disbursing agent fees	9,138	9,068	9,063	9,073
Legal and accounting services	80,659	21,147	17,451	15,852
Printing and postage	14,395	5,885	4,227	4,410
Interest expense and fees	210,712	31,885	12,864	—
Preferred shares service fee	33,472	19,245	10,165	9,977
Miscellaneous	29,036	25,752	12,384	12,059

Total expenses	$978,294	$351,014	$190,259	$160,473

Deduct —
Reduction of custodian fee	$874	$582	$196	$91

Total expense reductions	$874	$582	$196	$91

Net expenses	$977,420	$350,432	$190,063	$160,382

Net investment income	$4,527,782	$1,654,347	$776,990	$694,780

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(3,387,777)	$(2,386,161)	$(548,854)	$(80,045)
Extinguishment of debt	(15,482)	—	—	—
Financial futures contracts	508,147	69,842	(2,128)	28,729
Swap contracts	967,310	326,707	230,114	185,653

Net realized gain (loss)	$(1,927,802)	$(1,989,612)	$(320,868)	$134,337

Change in unrealized appreciation (depreciation) —
Investments	$(20,319,874)	$(6,986,874)	$(3,576,250)	$(2,492,675)
Financial futures contracts	151,640	(26,447)	(4,970)	3,910
Swap contracts	(85,807)	(62,355)	(26,627)	(20,612)

Net change in unrealized appreciation (depreciation)	$(20,254,041)	$(7,075,676)	$(3,607,847)	$(2,509,377)

Net realized and unrealized loss	$(22,181,843)	$(9,065,288)	$(3,928,715)	$(2,375,040)

Distributions to preferred shareholders —
From net investment income	$(94,074)	$(53,955)	$(28,266)	$(27,628)

Net decrease in net assets from operations	$(17,748,135)	$(7,464,896)	$(3,179,991)	$(1,707,888)

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds

March 31, 2011

Statements of Operations (Unaudited) — continued

	Six Months Ended March 31, 2011

Investment Income	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Interest	$1,387,682	$1,335,961	$1,251,812	$1,592,503

Total investment income	$1,387,682	$1,335,961	$1,251,812	$1,592,503

Expenses

Investment adviser fee	$152,913	$147,708	$130,054	$170,893
Trustees’ fees and expenses	1,140	1,118	1,009	1,250
Custodian fee	19,543	19,593	17,081	19,967
Transfer and dividend disbursing agent fees	9,068	9,083	9,073	7,380
Legal and accounting services	18,008	19,816	16,842	19,927
Printing and postage	5,989	5,773	1,078	6,774
Interest expense and fees	26,446	47,252	5,168	17,907
Preferred shares service fee	14,676	9,921	12,729	16,267
Miscellaneous	10,823	14,009	13,164	11,687

Total expenses	$258,606	$274,273	$206,198	$272,052

Deduct —
Reduction of custodian fee	$337	$725	$456	$615

Total expense reductions	$337	$725	$456	$615

Net expenses	$258,269	$273,548	$205,742	$271,437

Net investment income	$1,129,413	$1,062,413	$1,046,070	$1,321,066

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(324,529)	$(962,228)	$(19,436)	$(191,326)
Extinguishment of debt	—	(3,489)	—	—
Financial futures contracts	752,176	381,962	138,483	—
Swap contracts	333,731	468,920	240,050	412,336

Net realized gain (loss)	$761,378	$(114,835)	$359,097	$221,010

Change in unrealized appreciation (depreciation) —
Investments	$(6,374,743)	$(4,124,975)	$(5,285,943)	$(6,364,775)
Financial futures contracts	(71,602)	(27,775)	48,204	—
Swap contracts	(38,580)	(64,382)	(21,524)	288,693

Net change in unrealized appreciation (depreciation)	$(6,484,925)	$(4,217,132)	$(5,259,263)	$(6,076,082)

Net realized and unrealized loss	$(5,723,547)	$(4,331,967)	$(4,900,166)	$(5,855,072)

Distributions to preferred shareholders —
From net investment income	$(41,123)	$(27,939)	$(35,865)	$(44,800)

Net decrease in net assets from operations	$(4,635,257)	$(3,297,493)	$(3,889,961)	$(4,578,806)

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds

March 31, 2011

Statements of Changes in Net Assets (Unaudited)

	Six Months Ended March 31, 2011

Increase (Decrease) in Net Assets	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

From operations —
Net investment income	$4,527,782	$1,654,347	$776,990	$694,780
Net realized gain (loss) from investment transactions, extinguishment of debt, financial futures contracts and swap contracts	(1,927,802)	(1,989,612)	(320,868)	134,337
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(20,254,041)	(7,075,676)	(3,607,847)	(2,509,377)
Distributions to preferred shareholders —
From net investment income	(94,074)	(53,955)	(28,266)	(27,628)

Net decrease in net assets from operations	$(17,748,135)	$(7,464,896)	$(3,179,991)	$(1,707,888)

Distributions to common shareholders —
From net investment income	$(4,758,337)	$(1,668,797)	$(740,627)	$(669,726)

Total distributions to common shareholders	$(4,758,337)	$(1,668,797)	$(740,627)	$(669,726)

Capital share transactions —
Reinvestment of distributions to common shareholders	$114,174	$36,443	$26,201	$3,398

Net increase in net assets from capital share transactions	$114,174	$36,443	$26,201	$3,398

Net decrease in net assets	$(22,392,298)	$(9,097,250)	$(3,894,417)	$(2,374,216)

Net Assets Applicable to Common Shares

At beginning of period	$126,814,058	$48,529,319	$25,919,749	$21,984,794

At end of period	$104,421,760	$39,432,069	$22,025,332	$19,610,578

Accumulated undistributed net investment income included in net assets applicable to common shares

At end of period	$1,344,273	$319,023	$160,276	$160,783

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds

March 31, 2011

Statements of Changes in Net Assets (Unaudited) — continued

	Six Months Ended March 31, 2011

Increase (Decrease) in Net Assets	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

From operations —
Net investment income	$1,129,413	$1,062,413	$1,046,070	$1,321,066
Net realized gain (loss) from investment transactions, extinguishment of debt, financial futures contracts and swap contracts	761,378	(114,835)	359,097	221,010
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(6,484,925)	(4,217,132)	(5,259,263)	(6,076,082)
Distributions to preferred shareholders —
From net investment income	(41,123)	(27,939)	(35,865)	(44,800)

Net decrease in net assets from operations	$(4,635,257)	$(3,297,493)	$(3,889,961)	$(4,578,806)

Distributions to common shareholders —
From net investment income	$(1,189,158)	$(1,129,768)	$(975,467)	$(1,274,117)

Total distributions to common shareholders	$(1,189,158)	$(1,129,768)	$(975,467)	$(1,274,117)

Capital share transactions —
Reinvestment of distributions to common shareholders	$70,067	$19,237	$31,164	$31,692

Net increase in net assets from capital share transactions	$70,067	$19,237	$31,164	$31,692

Net decrease in net assets	$(5,754,348)	$(4,408,024)	$(4,834,264)	$(5,821,231)

Net Assets Applicable to Common Shares

At beginning of period	$37,222,410	$34,328,017	$32,725,804	$40,256,332

At end of period	$31,468,062	$29,919,993	$27,891,540	$34,435,101

Accumulated undistributed net investment income included in net assets applicable to common shares

At end of period	$159,671	$160,133	$248,258	$392,862

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds

March 31, 2011

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2010

Increase (Decrease) in Net Assets	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

From operations —
Net investment income	$9,570,039	$3,477,716	$1,553,462	$1,403,938
Net realized loss from investment transactions, extinguishment of debt, financial futures contracts and swap contracts	(1,561,454)	(1,587,601)	(298,284)	(542,490)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(30,895)	(86,548)	362,061	217,429
Distributions to preferred shareholders —
From net investment income	(182,756)	(103,957)	(54,821)	(54,182)

Net increase in net assets from operations	$7,794,934	$1,699,610	$1,562,418	$1,024,695

Distributions to common shareholders —
From net investment income	$(9,355,497)	$(3,320,673)	$(1,472,968)	$(1,321,557)

Total distributions to common shareholders	$(9,355,497)	$(3,320,673)	$(1,472,968)	$(1,321,557)

Capital share transactions —
Reinvestment of distributions to common shareholders	$224,935	$69,999	$59,710	$5,554

Net increase in net assets from capital share transactions	$224,935	$69,999	$59,710	$5,554

Net increase (decrease) in net assets	$(1,335,628)	$(1,551,064)	$149,160	$(291,308)

Net Assets Applicable to Common Shares

At beginning of year	$128,149,686	$50,080,383	$25,770,589	$22,276,102

At end of year	$126,814,058	$48,529,319	$25,919,749	$21,984,794

Accumulated undistributed net investment income included in net assets applicable to common shares

At end of year	$1,668,902	$387,428	$152,179	$163,357

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds

March 31, 2011

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2010

Increase (Decrease) in Net Assets	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

From operations —
Net investment income	$2,432,248	$2,166,756	$2,088,302	$2,590,173
Net realized loss from investment transactions, financial futures contracts and swap contracts	(1,356,399)	(1,614,866)	(732,210)	(875,425)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	837,311	1,193,722	572,483	76,799
Distributions to preferred shareholders —
From net investment income	(80,417)	(54,269)	(69,754)	(87,380)

Net increase in net assets from operations	$1,832,743	$1,691,343	$1,858,821	$1,704,167

Distributions to common shareholders —
From net investment income	$(2,359,324)	$(2,249,070)	$(1,922,367)	$(2,471,203)

Total distributions to common shareholders	$(2,359,324)	$(2,249,070)	$(1,922,367)	$(2,471,203)

Capital share transactions —
Reinvestment of distributions to common shareholders	$120,969	$38,845	$79,243	$66,978

Net increase in net assets from capital share transactions	$120,969	$38,845	$79,243	$66,978

Net increase (decrease) in net assets	$(405,612)	$(518,882)	$15,697	$(700,058)

Net Assets Applicable to Common Shares

At beginning of year	$37,628,022	$34,846,899	$32,710,107	$40,956,390

At end of year	$37,222,410	$34,328,017	$32,725,804	$40,256,332

Accumulated undistributed net investment income included in net assets applicable to common shares

At end of year	$260,539	$255,427	$213,520	$390,713

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds

March 31, 2011

Statements of Cash Flows (Unaudited)

	Six Months Ended March 31, 2011

Cash Flows From Operating Activities	Municipal Fund II	California Fund II	New Jersey Fund	New York Fund II

Net decrease in net assets from operations	$(17,748,135)	$(7,464,896)	$(4,635,257)	$(3,297,493)
Distributions to preferred shareholders	94,074	53,955	41,123	27,939

Net decrease in net assets from operations excluding distributions to preferred shareholders	$(17,654,061)	$(7,410,941)	$(4,594,134)	$(3,269,554)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Investments purchased	(17,967,590)	(15,396,250)	(1,903,876)	(5,587,131)
Investments sold	15,900,203	15,235,028	3,423,881	5,987,059
Net amortization/accretion of premium (discount)	(755,046)	(402,227)	(265,195)	(139,865)
Amortization of deferred debt issuance costs	10,514	1,300	243	3,211
Decrease (increase) in interest receivable	169,855	(52,530)	10,422	4,494
Decrease (increase) in receivable for investments sold	7,025,845	2,755,497	535,600	(134,753)
Increase in receivable for variation margin on open financial futures contracts	(2,485)	(2,343)	—	(3,750)
Decrease (increase) in receivable from the transfer agent	(2,943)	490	(2,409)	(191)
Increase in other assets	(54,539)	—	—	—
Decrease in payable for variation margin on open financial futures contracts	—	(1,125)	(4,062)	(1,875)
Increase in payable for open swap contracts	85,807	62,355	38,580	64,382
Decrease in payable to affiliate for investment adviser fee	(6,428)	(2,697)	(1,687)	(1,083)
Decrease in interest expense and fees payable	(47,211)	(10,014)	(6,363)	(2,893)
Decrease in accrued expenses	(16,488)	(31,922)	(28,125)	(28,841)
Net change in unrealized (appreciation) depreciation from investments	20,319,874	6,986,874	6,374,743	4,124,975
Net realized loss from investments	3,387,777	2,386,161	324,529	962,228
Net realized loss on extinguishment of debt	15,482	—	—	3,489

Net cash provided by operating activities	$10,408,566	$4,117,656	$3,902,147	$1,979,902

Cash Flows From Financing Activities

Distributions paid to common shareholders, net of reinvestments	$(4,644,163)	$(1,632,354)	$(1,119,091)	$(1,110,531)
Cash distributions paid to preferred shareholders	(94,325)	(53,991)	(41,199)	(27,973)
Proceeds from secured borrowings	6,645,000	—	—	1,705,000
Repayment of secured borrowings	(12,060,000)	(1,665,000)	(1,556,000)	(1,260,000)
Decrease in due to custodian	(255,078)	—	—	—

Net cash used in financing activities	$(10,408,566)	$(3,351,345)	$(2,716,290)	$(693,504)

Net increase in cash	$—	$766,311	$1,185,857	$1,286,398

Cash at beginning of period	$—	$355,330	$28,835	$935,378

Cash at end of period	$—	$1,121,641	$1,214,692	$2,221,776

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$114,174	$36,443	$70,067	$19,237
Cash paid for interest and fees	247,409	40,599	32,566	46,934

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds

March 31, 2011

Financial Highlights
Selected data for a common share outstanding during the periods stated

	Municipal Fund II

	Six Months Ended		Year Ended September 30,
	March 31, 2011
	(Unaudited)		2010	2009	2008	2007		2006

Net asset value — Beginning of period (Common shares)	$12.720		$12.880	$11.030	$15.470	$15.860		$15.310

Income (Loss) From Operations

Net investment income(1)	$0.454		$0.961	$0.943	$1.037	$1.048		$1.058
Net realized and unrealized gain (loss)	(2.228)		(0.164)	1.813	(4.159)	(0.383)		0.605
Distributions to preferred shareholders(1)
From net investment income	(0.009)		(0.018)	(0.058)	(0.168)	(0.303)		(0.265)
From net realized gain	—		—	—	(0.117)	—		—

Total income (loss) from operations	$(1.783)		$0.779	$2.698	$(3.407)	$0.362		$1.398

Less Distributions to Common Shareholders

From net investment income	$(0.477)		$(0.939)	$(0.848)	$(0.747)	$(0.752)		$(0.848)
From net realized gain	—		—	—	(0.286)	—		—

Total distributions to common shareholders	$(0.477)		$(0.939)	$(0.848)	$(1.033)	$(0.752)		$(0.848)

Net asset value — End of period (Common shares)	$10.460		$12.720	$12.880	$11.030	$15.470		$15.860

Market value — End of period (Common shares)	$12.670		$14.010	$13.370	$11.650	$14.550		$15.310

Total Investment Return on Net Asset Value(2)	(14.44	)%(3)	6.26%	26.08%	(23.08)%	2.43	%(4)	9.56%

Total Investment Return on Market Value(2)	(5.90	)%(3)	12.78%	23.88%	(13.61)%	(0.20	)%(4)	0.13%

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds

March 31, 2011

Financial Highlights — continued
Selected data for a common share outstanding during the periods stated

	Municipal Fund II

	Six Months Ended		Year Ended September 30,
	March 31, 2011
Ratios/Supplemental Data	(Unaudited)		2010	2009	2008	2007		2006

Net assets applicable to common shares, end of period (000’s omitted)	$104,422		$126,814	$128,150	$109,648	$153,612		$157,463
Ratios (as a percentage of average daily net assets applicable to common shares):(5)
Expenses excluding interest and fees	1.38	%(6)	1.22%	1.28%	1.09%	1.00	%(7)	1.02%
Interest and fee expense(8)	0.38	%(6)	0.38%	0.87%	0.93%	0.99%		0.91%
Total expenses before custodian fee reduction	1.76	%(6)	1.60%	2.15%	2.02%	1.99	%(7)	1.93%
Expenses after custodian fee reduction excluding interest and fees	1.38	%(6)	1.22%	1.27%	1.05%	0.99	%(7)	1.01%
Net investment income	8.15	%(6)	7.86%	9.05%	7.40%	6.62%		6.87%
Portfolio Turnover	8	%(3)	13%	22%	54%	31%		26%

The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(5)
Expenses excluding interest and fees	0.99	%(6)	0.89%	0.89%	0.69%	0.64	%(7)	0.65%
Interest and fee expense(8)	0.27	%(6)	0.28%	0.61%	0.60%	0.64%		0.58%
Total expenses before custodian fee reduction	1.26	%(6)	1.17%	1.50%	1.29%	1.28	%(7)	1.23%
Expenses after custodian fee reduction excluding interest and fees	0.99	%(6)	0.89%	0.89%	0.67%	0.63	%(7)	0.64%
Net investment income	5.82	%(6)	5.75%	6.32%	4.73%	4.25%		4.37%

Senior Securities:
Total preferred shares outstanding	1,788		1,788	1,788	1,788	3,500		3,500
Asset coverage per preferred share(9)	$83,402		$95,926	$96,674	$86,356	$68,894		$69,992
Involuntary liquidation preference per preferred share(10)	$25,000		$25,000	$25,000	$25,000	$25,000		$25,000
Approximate market value per preferred share(10)	$25,000		$25,000	$25,000	$25,000	$25,000		$25,000

(1)	Computed using average common shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.
(3)	Not annualized.
(4)	During the year ended September 30, 2007, the investment adviser fully reimbursed the Fund for a realized loss on the disposal of an investment security which did not meet investment guidelines. The loss had no effect on total return.
(5)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(6)	Annualized.
(7)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.
(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).
(9)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.
(10)	Plus accumulated and unpaid dividends.

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds

March 31, 2011

Financial Highlights — continued
Selected data for a common share outstanding during the periods stated

	California Fund II

	Six Months Ended		Year Ended September 30,
	March 31, 2011
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period (Common shares)	$12.520		$12.940	$11.310	$15.020	$15.330	$14.810

Income (Loss) From Operations

Net investment income(1)	$0.427		$0.898	$0.877	$0.983	$0.981	$0.989
Net realized and unrealized gain (loss)	(2.333)		(0.433)	1.601	(3.583)	(0.301)	0.547
Distributions to preferred shareholders(1)
From net investment income	(0.014)		(0.027)	(0.084)	(0.233)	(0.282)	(0.243)
From net realized gain	—		—	—	(0.053)	—	—

Total income (loss) from operations	$(1.920)		$0.438	$2.394	$(2.886)	$0.398	$1.293

Less Distributions to Common Shareholders

From net investment income	$(0.430)		$(0.858)	$(0.764)	$(0.693)	$(0.708)	$(0.773)
From net realized gain	—		—	—	(0.131)	—	—

Total distributions to common shareholders	$(0.430)		$(0.858)	$(0.764)	$(0.824)	$(0.708)	$(0.773)

Net asset value — End of period (Common shares)	$10.170		$12.520	$12.940	$11.310	$15.020	$15.330

Market value — End of period (Common shares)	$10.360		$13.250	$12.500	$10.250	$14.250	$14.635

Total Investment Return on Net Asset Value(2)	(15.48	)%(3)	3.93%	23.06%	(19.81)%	2.75%	9.15%

Total Investment Return on Market Value(2)	(18.64	)%(3)	13.86%	31.17%	(23.40)%	2.11%	4.49%

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds

March 31, 2011

Financial Highlights — continued
Selected data for a common share outstanding during the periods stated

	California Fund II

	Six Months Ended		Year Ended September 30,
	March 31, 2011
Ratios/Supplemental Data	(Unaudited)		2010	2009	2008	2007		2006

Net assets applicable to common shares, end of period (000’s omitted)	$39,432		$48,529	$50,080	$43,718	$58,010		$59,199
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.52	%(5)	1.39%	1.51%	1.23%	1.11	%(6)	1.13%
Interest and fee expense(7)	0.14	%(5)	0.16%	0.37%	0.42%	0.50%		0.48%
Total expenses before custodian fee reduction	1.66	%(5)	1.55%	1.88%	1.65%	1.61	%(6)	1.61%
Expenses after custodian fee reduction excluding interest and fees	1.51	%(5)	1.38%	1.50%	1.19%	1.09	%(6)	1.11%
Net investment income	7.81	%(5)	7.47%	8.23%	7.11%	6.42%		6.66%
Portfolio Turnover	20	%(3)	17%	17%	22%	37%		13%

The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees	0.94	%(5)	0.89%	0.93%	0.76%	0.71	%(6)	0.71%
Interest and fee expense(7)	0.09	%(5)	0.11%	0.23%	0.26%	0.32%		0.30%
Total expenses before custodian fee reduction	1.03	%(5)	1.00%	1.16%	1.02%	1.03	%(6)	1.01%
Expenses after custodian fee reduction excluding interest and fees	0.94	%(5)	0.89%	0.93%	0.74%	0.69	%(6)	0.70%
Net investment income	4.87	%(5)	4.81%	5.07%	4.42%	4.09%		4.19%

Senior Securities:
Total preferred shares outstanding	1,028		1,028	1,028	1,028	1,350		1,350
Asset coverage per preferred share(8)	$63,358		$72,208	$73,719	$67,578	$67,980		$68,858
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000		$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000		$25,000

(1)	Computed using average common shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.
(3)	Not annualized.
(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(5)	Annualized.
(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).
(8)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.
(9)	Plus accumulated and unpaid dividends.

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds

March 31, 2011

Financial Highlights — continued
Selected data for a common share outstanding during the periods stated

	Massachusetts Fund

	Six Months Ended		Year Ended September 30,
	March 31, 2011
	(Unaudited)		2010	2009	2008	2007		2006

Net asset value — Beginning of period (Common shares)	$14.710		$14.660	$12.130	$15.090	$15.640		$15.100

Income (Loss) From Operations

Net investment income(1)	$0.441		$0.882	$0.901	$0.981	$0.969		$0.983
Net realized and unrealized gain (loss)	(2.235)		0.036	2.486	(2.981)	(0.540)		0.613
Distributions to preferred shareholders(1)
From net investment income	(0.016)		(0.031)	(0.099)	(0.289)	(0.293)		(0.256)

Total income (loss) from operations	$(1.810)		$0.887	$3.288	$(2.289)	$0.136		$1.340

Less Distributions to Common Shareholders

From net investment income	$(0.420)		$(0.837)	$(0.758)	$(0.671)	$(0.686)		$(0.800)

Total distributions to common shareholders	$(0.420)		$(0.837)	$(0.758)	$(0.671)	$(0.686)		$(0.800)

Net asset value — End of period (Common shares)	$12.480		$14.710	$14.660	$12.130	$15.090		$15.640

Market value — End of period (Common shares)	$12.660		$15.160	$15.250	$13.780	$14.820		$16.090

Total Investment Return on Net Asset Value(2)	(12.39	)%(3)	6.43%	28.42%	(15.70)%	0.88	%(4)	9.14%

Total Investment Return on Market Value(2)	(13.77	)%(3)	5.44%	17.59%	(2.46)%	(3.72	)%(4)	(2.28)%

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds

March 31, 2011

Financial Highlights — continued
Selected data for a common share outstanding during the periods stated

	Massachusetts Fund

	Six Months Ended		Year Ended September 30,
	March 31, 2011
Ratios/Supplemental Data	(Unaudited)		2010	2009	2008	2007		2006

Net assets applicable to common shares, end of period (000’s omitted)	$22,025		$25,920	$25,771	$21,311	$26,476		$27,419
Ratios (as a percentage of average daily net assets applicable to common shares):(5)
Expenses excluding interest and fees	1.54	%(6)	1.45%	1.69%	1.41%	1.25	%(7)	1.29%
Interest and fee expense(8)	0.11	%(6)	0.09%	0.23%	0.71%	0.98%		1.54%
Total expenses before custodian fee reduction	1.65	%(6)	1.54%	1.92%	2.12%	2.23	%(7)	2.83%
Expenses after custodian fee reduction excluding interest and fees	1.54	%(6)	1.45%	1.68%	1.38%	1.25	%(7)	1.26%
Net investment income	6.75	%(6)	6.29%	7.41%	6.83%	6.27%		6.50%
Portfolio Turnover	19	%(3)	27%	43%	12%	15%		15%

The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(5)
Expenses excluding interest and fees	0.97	%(6)	0.94%	1.03%	0.88%	0.81	%(7)	0.81%
Interest and fee expense(8)	0.07	%(6)	0.05%	0.14%	0.45%	0.62%		0.97%
Total expenses before custodian fee reduction	1.04	%(6)	0.99%	1.17%	1.33%	1.43	%(7)	1.78%
Expenses after custodian fee reduction excluding interest and fees	0.97	%(6)	0.94%	1.03%	0.87%	0.80	%(7)	0.80%
Net investment income	4.25	%(6)	4.06%	4.53%	4.27%	3.99%		4.10%

Senior Securities:
Total preferred shares outstanding	543		543	543	543	620		620
Asset coverage per preferred share(9)	$65,564		$72,737	$72,462	$64,287	$67,711		$69,229
Involuntary liquidation preference per preferred share(10)	$25,000		$25,000	$25,000	$25,000	$25,000		$25,000
Approximate market value per preferred share(10)	$25,000		$25,000	$25,000	$25,000	$25,000		$25,000

(1)	Computed using average common shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.
(3)	Not annualized.
(4)	During the year ended September 30, 2007, the Fund realized a gain on the disposal of an investment security which did not meet investment guidelines. The gain was less than $0.01 per share and had no effect on total return.
(5)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(6)	Annualized.
(7)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.
(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).
(9)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.
(10)	Plus accumulated and unpaid dividends.

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds

March 31, 2011

Financial Highlights — continued
Selected data for a common share outstanding during the periods stated

	Michigan Fund

	Six Months Ended		Year Ended September 30,
	March 31, 2011
	(Unaudited)		2010	2009	2008		2007	2006

Net asset value — Beginning of period (Common shares)	$14.540		$14.730	$12.570	$15.150		$15.430	$15.000

Income (Loss) From Operations

Net investment income(1)	$0.459		$0.928	$0.925	$0.975		$0.985	$0.991
Net realized and unrealized gain (loss)	(1.578)		(0.208)	2.110	(2.590)		(0.309)	0.462
Distributions to preferred shareholders(1)
From net investment income	(0.018)		(0.036)	(0.113)	(0.295)		(0.288)	(0.252)

Total income (loss) from operations	$(1.137)		$0.684	$2.922	$(1.910)		$0.388	$1.201

Less Distributions to Common Shareholders

From net investment income	$(0.443)		$(0.874)	$(0.762)	$(0.670)		$(0.668)	$(0.771)

Total distributions to common shareholders	$(0.443)		$(0.874)	$(0.762)	$(0.670)		$(0.668)	$(0.771)

Net asset value — End of period (Common shares)	$12.960		$14.540	$14.730	$12.570		$15.150	$15.430

Market value — End of period (Common shares)	$14.350		$14.430	$13.900	$10.400		$14.030	$14.190

Total Investment Return on Net Asset Value(2)	(7.80	)%(3)	5.16%	25.29%	(12.66	)%(4)	2.81%	8.44%

Total Investment Return on Market Value(2)	2.86	%(3)	10.60%	42.90%	(21.97	)%(4)	3.53%	(7.67)%

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds

March 31, 2011

Financial Highlights — continued
Selected data for a common share outstanding during the periods stated

	Michigan Fund

	Six Months Ended		Year Ended September 30,
	March 31, 2011
Ratios/Supplemental Data	(Unaudited)		2010	2009	2008	2007		2006

Net assets applicable to common shares, end of period (000’s omitted)	$19,611		$21,985	$22,276	$19,007	$22,912		$23,335
Ratios (as a percentage of average daily net assets applicable to common shares):(5)
Expenses excluding interest and fees	1.59	%(6)	1.49%	1.70%	1.49%	1.29	%(7)	1.32%
Interest and fee expense(8)	—		—	—	0.54%	0.98%		0.90%
Total expenses before custodian fee reduction	1.59	%(6)	1.49%	1.70%	2.03%	2.27	%(7)	2.22%
Expenses after custodian fee reduction excluding interest and fees	1.59	%(6)	1.49%	1.69%	1.48%	1.27	%(7)	1.30%
Net investment income	6.88	%(6)	6.55%	7.30%	6.72%	6.43%		6.62%
Portfolio Turnover	0	%(3)	2%	9%	11%	6%		6%

The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(5)
Expenses excluding interest and fees	0.96	%(6)	0.92%	1.00%	0.93%	0.81	%(7)	0.83%
Interest and fee expense(8)	—		—	—	0.33%	0.62%		0.56%
Total expenses before custodian fee reduction	0.96	%(6)	0.92%	1.00%	1.26%	1.43	%(7)	1.39%
Expenses after custodian fee reduction excluding interest and fees	0.96	%(6)	0.92%	1.00%	0.92%	0.80	%(7)	0.82%
Net investment income	4.15	%(6)	4.04%	4.30%	4.16%	4.06%		4.15%

Senior Securities:
Total preferred shares outstanding	533		533	533	540	540		540
Asset coverage per preferred share(9)	$61,793		$66,248	$66,794	$60,199	$67,442		$68,222
Involuntary liquidation preference per preferred share(10)	$25,000		$25,000	$25,000	$25,000	$25,000		$25,000
Approximate market value per preferred share(10)	$25,000		$25,000	$25,000	$25,000	$25,000		$25,000

(1)	Computed using average common shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.
(3)	Not annualized.
(4)	During the year ended September 30, 2008, the investment adviser fully reimbursed the Fund for a realized loss on the disposal of an investment security which did not meet investment guidelines. The loss had no effect on total return.
(5)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(6)	Annualized.
(7)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.
(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).
(9)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.
(10)	Plus accumulated and unpaid dividends.

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds

March 31, 2011

Financial Highlights — continued
Selected data for a common share outstanding during the periods stated

	New Jersey Fund

	Six Months Ended		Year Ended September 30,
	March 31, 2011
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period (Common shares)	$14.410		$14.620	$11.980	$15.690	$15.840	$15.240

Income (Loss) From Operations

Net investment income(1)	$0.437		$0.943	$0.926	$0.982	$0.996	$1.002
Net realized and unrealized gain (loss)	(2.211)		(0.207)	2.740	(3.393)	(0.150)	0.671
Distributions to preferred shareholders(1)
From net investment income	(0.016)		(0.031)	(0.088)	(0.196)	(0.286)	(0.253)
From net realized gain	—		—	(0.016)	(0.114)	—	—

Total income (loss) from operations	$(1.790)		$0.705	$3.562	$(2.721)	$0.560	$1.420

Less Distributions to Common Shareholders

From net investment income	$(0.460)		$(0.915)	$(0.819)	$(0.706)	$(0.710)	$(0.820)
From net realized gain	—		—	(0.103)	(0.283)	—	—

Total distributions to common shareholders	$(0.460)		$(0.915)	$(0.922)	$(0.989)	$(0.710)	$(0.820)

Net asset value — End of period (Common shares)	$12.160		$14.410	$14.620	$11.980	$15.690	$15.840

Market value — End of period (Common shares)	$12.660		$15.350	$14.730	$11.880	$14.790	$16.400

Total Investment Return on Net Asset Value(2)	(12.51	)%(3)	5.10%	31.84%	(18.15)%	3.64%	9.65%

Total Investment Return on Market Value(2)	(14.46	)%(3)	11.12%	33.95%	(13.88)%	(5.66)%	6.53%

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds

March 31, 2011

Financial Highlights — continued
Selected data for a common share outstanding during the periods stated

	New Jersey Fund

	Six Months Ended		Year Ended September 30,
	March 31, 2011
Ratios/Supplemental Data	(Unaudited)		2010	2009	2008	2007		2006

Net assets applicable to common shares, end of period (000’s omitted)	$31,468		$37,222	$37,628	$30,776	$40,262		$40,620
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.41	%(5)	1.36%	1.53%	1.33%	1.14	%(6)	1.19%
Interest and fee expense(7)	0.16	%(5)	0.17%	0.46%	1.16%	0.92%		0.86%
Total expenses before custodian fee reduction	1.57	%(5)	1.53%	1.99%	2.49%	2.06	%(6)	2.05%
Expenses after custodian fee reduction excluding interest and fees	1.40	%(5)	1.36%	1.52%	1.28%	1.11	%(6)	1.16%
Net investment income	6.84	%(5)	6.79%	7.81%	6.72%	6.29%		6.59%
Portfolio Turnover	3	%(3)	8%	39%	48%	27%		22%

The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees	0.88	%(5)	0.88%	0.93%	0.84%	0.73	%(6)	0.75%
Interest and fee expense(7)	0.10	%(5)	0.11%	0.28%	0.73%	0.59%		0.55%
Total expenses before custodian fee reduction	0.98	%(5)	0.99%	1.21%	1.57%	1.32	%(6)	1.30%
Expenses after custodian fee reduction excluding interest and fees	0.88	%(5)	0.88%	0.92%	0.81%	0.72	%(6)	0.73%
Net investment income	4.30	%(5)	4.39%	4.75%	4.24%	4.05%		4.18%

Senior Securities:
Total preferred shares outstanding	784		784	784	812	900		900
Asset coverage per preferred share(8)	$65,139		$72,478	$72,996	$62,907	$69,751		$70,144
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000		$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000		$25,000

(1)	Computed using average common shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.
(3)	Not annualized.
(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(5)	Annualized.
(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).
(8)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.
(9)	Plus accumulated and unpaid dividends.

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds

March 31, 2011

Financial Highlights — continued
Selected data for a common share outstanding during the periods stated

	New York Fund II

	Six Months Ended		Year Ended September 30,
	March 31, 2011
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period (Common shares)	$13.400		$13.620	$11.530	$15.240	$15.760	$15.300

Income (Loss) From Operations

Net investment income(1)	$0.415		$0.847	$0.857	$0.938	$0.969	$0.990
Net realized and unrealized gain (loss)	(1.693)		(0.167)	2.087	(3.483)	(0.256)	0.542
Distributions to preferred shareholders(1)
From net investment income	(0.011)		(0.021)	(0.066)	(0.237)	(0.209)	(0.240)
From net realized gain	—		—	—	(0.049)	(0.079)	(0.015)

Total income (loss) from operations	$(1.289)		$0.659	$2.878	$(2.831)	$0.425	$1.277

Less Distributions to Common Shareholders

From net investment income	$(0.441)		$(0.879)	$(0.788)	$(0.699)	$(0.697)	$(0.732)
From net realized gain	—		—	—	(0.180)	(0.248)	(0.085)

Total distributions to common shareholders	$(0.441)		$(0.879)	$(0.788)	$(0.879)	$(0.945)	$(0.817)

Net asset value — End of period (Common shares)	$11.670		$13.400	$13.620	$11.530	$15.240	$15.760

Market value — End of period (Common shares)	$11.900		$14.000	$13.610	$10.580	$14.440	$14.420

Total Investment Return on Net Asset Value(2)	(9.70	)%(3)	5.20%	26.71%	(19.25)%	3.00%	9.02%

Total Investment Return on Market Value(2)	(11.86	)%(3)	9.99%	37.98%	(21.80)%	6.66%	4.75%

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds

March 31, 2011

Financial Highlights — continued
Selected data for a common share outstanding during the periods stated

	New York Fund II

	Six Months Ended		Year Ended September 30,
	March 31, 2011
Ratios/Supplemental Data	(Unaudited)		2010	2009	2008	2007		2006

Net assets applicable to common shares, end of period (000’s omitted)	$29,920		$34,328	$34,847	$29,459	$38,947		$40,263
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.46	%(5)	1.41%	1.51%	1.33%	1.16	%(6)	1.14%
Interest and fee expense(7)	0.30	%(5)	0.28%	0.63%	0.46%	0.46%		0.42%
Total expenses before custodian fee reduction	1.76	%(5)	1.69%	2.14%	1.79%	1.62	%(6)	1.56%
Expenses after custodian fee reduction excluding interest and fees	1.45	%(5)	1.41%	1.50%	1.28%	1.14	%(6)	1.11%
Net investment income	6.82	%(5)	6.49%	7.67%	6.67%	6.24%		6.48%
Portfolio Turnover	10	%(3)	13%	30%	44%	38%		26%

The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees	1.03	%(5)	1.01%	1.03%	0.83%	0.74	%(6)	0.72%
Interest and fee expense(7)	0.21	%(5)	0.20%	0.43%	0.29%	0.29%		0.27%
Total expenses before custodian fee reduction	1.24	%(5)	1.21%	1.46%	1.12%	1.03	%(6)	0.99%
Expenses after custodian fee reduction excluding interest and fees	1.02	%(5)	1.01%	1.02%	0.80%	0.73	%(6)	0.71%
Net investment income	4.79	%(5)	4.65%	5.24%	4.17%	3.98%		4.11%

Senior Securities:
Total preferred shares outstanding	530		530	530	530	900		900
Asset coverage per preferred share(8)	$81,453		$89,770	$90,749	$80,583	$68,285		$69,746
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000		$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000		$25,000

(1)	Computed using average common shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.
(3)	Not annualized.
(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(5)	Annualized.
(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).
(8)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.
(9)	Plus accumulated and unpaid dividends.

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds

March 31, 2011

Financial Highlights — continued
Selected data for a common share outstanding during the periods stated

	Ohio Fund

	Six Months Ended		Year Ended September 30,
	March 31, 2011
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period (Common shares)	$12.960		$12.980	$11.330	$14.970	$15.330	$14.830

Income (Loss) From Operations

Net investment income(1)	$0.414		$0.828	$0.846	$0.948	$0.966	$0.978
Net realized and unrealized gain (loss)	(1.944)		(0.058)	1.592	(3.665)	(0.361)	0.497
Distributions to preferred shareholders(1)
From net investment income	(0.014)		(0.028)	(0.101)	(0.298)	(0.301)	(0.263)

Total income (loss) from operations	$(1.544)		$0.742	$2.337	$(3.015)	$0.304	$1.212

Less Distributions to Common Shareholders

From net investment income	$(0.386)		$(0.762)	$(0.687)	$(0.625)	$(0.664)	$(0.712)

Total distributions to common shareholders	$(0.386)		$(0.762)	$(0.687)	$(0.625)	$(0.664)	$(0.712)

Net asset value — End of period (Common shares)	$11.030		$12.960	$12.980	$11.330	$14.970	$15.330

Market value — End of period (Common shares)	$11.390		$14.100	$13.250	$11.250	$13.710	$14.600

Total Investment Return on Net Asset Value(2)	(12.03	)%(3)	6.04%	22.05%	(20.51)%	2.17%	8.58%

Total Investment Return on Market Value(2)	(16.51	)%(3)	13.01%	25.48%	(13.81)%	(1.75)%	5.69%

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds

March 31, 2011

Financial Highlights — continued
Selected data for a common share outstanding during the periods stated

	Ohio Fund

	Six Months Ended		Year Ended September 30,
	March 31, 2011
Ratios/Supplemental Data	(Unaudited)		2010	2009	2008	2007		2006

Net assets applicable to common shares, end of period (000’s omitted)	$27,892		$32,726	$32,710	$28,495	$37,617		$38,532
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.37	%(5)	1.36%	1.57%	1.35%	1.16	%(6)	1.19%
Interest and fee expense(7)	0.04	%(5)	0.02%	0.10%	0.29%	0.53%		0.41%
Total expenses before custodian fee reduction	1.41	%(5)	1.38%	1.67%	1.64%	1.69	%(6)	1.60%
Expenses after custodian fee reduction excluding interest and fees	1.37	%(5)	1.36%	1.57%	1.33%	1.14	%(6)	1.16%
Net investment income	7.16	%(5)	6.61%	7.87%	6.82%	6.33%		6.56%
Portfolio Turnover	4	%(3)	11%	18%	22%	30%		16%

The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees	0.87	%(5)	0.88%	0.95%	0.83%	0.74	%(6)	0.75%
Interest and fee expense(7)	0.02	%(5)	0.01%	0.06%	0.18%	0.34%		0.26%
Total expenses before custodian fee reduction	0.89	%(5)	0.89%	1.01%	1.01%	1.08	%(6)	1.01%
Expenses after custodian fee reduction excluding interest and fees	0.87	%(5)	0.88%	0.95%	0.82%	0.72	%(6)	0.73%
Net investment income	4.53	%(5)	4.30%	4.77%	4.19%	4.03%		4.14%

Senior Securities:
Total preferred shares outstanding	680		680	680	875	875		875
Asset coverage per preferred share(8)	$66,019		$73,128	$73,104	$57,579	$67,991		$69,036
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000		$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000		$25,000

(1)	Computed using average common shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.
(3)	Not annualized.
(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(5)	Annualized.
(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).
(8)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.
(9)	Plus accumulated and unpaid dividends.

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds

March 31, 2011

Financial Highlights — continued
Selected data for a common share outstanding during the periods stated

	Pennsylvania Fund

	Six Months Ended		Year Ended September 30,
	March 31, 2011
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period (Common shares)	$13.640		$13.900	$12.030	$15.270	$15.470	$14.930

Income (Loss) From Operations

Net investment income(1)	$0.447		$0.878	$0.889	$0.995	$0.995	$0.994
Net realized and unrealized gain (loss)	(1.980)		(0.270)	2.123	(3.047)	(0.209)	0.559
Distributions to preferred shareholders(1)
From net investment income	(0.015)		(0.030)	(0.071)	(0.236)	(0.291)	(0.266)
From net realized gain	—		—	(0.045)	(0.076)	—	—

Total income (loss) from operations	$(1.548)		$0.578	$2.896	$(2.364)	$0.495	$1.287

Less Distributions to Common Shareholders

From net investment income	$(0.432)		$(0.838)	$(0.753)	$(0.693)	$(0.695)	$(0.747)
From net realized gain	—		—	(0.273)	(0.183)	—	—

Total distributions to common shareholders	$(0.432)		$(0.838)	$(1.026)	$(0.876)	$(0.695)	$(0.747)

Net asset value — End of period (Common shares)	$11.660		$13.640	$13.900	$12.030	$15.270	$15.470

Market value — End of period (Common shares)	$12.220		$14.230	$14.600	$13.400	$14.150	$15.020

Total Investment Return on Net Asset Value(2)	(11.43	)%(3)	4.53%	27.36%	(16.07)%	3.44%	9.00%

Total Investment Return on Market Value(2)	(11.02	)%(3)	3.82%	20.09%	0.88%	(1.28)%	1.68%

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds

March 31, 2011

Financial Highlights — continued
Selected data for a common share outstanding during the periods stated

	Pennsylvania Fund

	Six Months Ended		Year Ended September 30,
	March 31, 2011
Ratios/Supplemental Data	(Unaudited)		2010	2009	2008	2007		2006

Net assets applicable to common shares, end of period (000’s omitted)	$34,435		$40,256	$40,956	$35,413	$44,955		$45,516
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.41	%(5)	1.36%	1.52%	1.30%	1.15	%(6)	1.18%
Interest and fee expense(7)	0.10	%(5)	0.07%	0.17%	1.03%	0.83%		0.78%
Total expenses before custodian fee reduction	1.51	%(5)	1.43%	1.69%	2.33%	1.98	%(6)	1.96%
Expenses after custodian fee reduction excluding interest and fees	1.41	%(5)	1.36%	1.51%	1.28%	1.12	%(6)	1.15%
Net investment income	7.32	%(5)	6.67%	7.80%	6.86%	6.45%		6.64%
Portfolio Turnover	10	%(3)	19%	8%	28%	24%		22%

The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees	0.88	%(5)	0.87%	0.91%	0.81%	0.73	%(6)	0.74%
Interest and fee expense(7)	0.06	%(5)	0.05%	0.10%	0.64%	0.53%		0.49%
Total expenses before custodian fee reduction	0.94	%(5)	0.92%	1.01%	1.45%	1.26	%(6)	1.23%
Expenses after custodian fee reduction excluding interest and fees	0.88	%(5)	0.87%	0.90%	0.80%	0.71	%(6)	0.72%
Net investment income	4.58	%(5)	4.28%	4.68%	4.26%	4.10%		4.17%

Senior Securities:
Total preferred shares outstanding	869		869	869	1,040	1,040		1,040
Asset coverage per preferred share(8)	$64,628		$71,327	$72,133	$59,091	$68,233		$68,770
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000		$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000		$25,000

(1)	Computed using average common shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.
(3)	Not annualized.
(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(5)	Annualized.
(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).
(8)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.
(9)	Plus accumulated and unpaid dividends.

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds

March 31, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Municipal Bond Fund II (Municipal Fund II), Eaton Vance California Municipal Bond Fund II (California Fund II), Eaton Vance Massachusetts Municipal Bond Fund (Massachusetts Fund), Eaton Vance Michigan Municipal Bond Fund (Michigan Fund), Eaton Vance New Jersey Municipal Bond Fund (New Jersey Fund), Eaton Vance New York Municipal Bond Fund II (New York Fund II), Eaton Vance Ohio Municipal Bond Fund (Ohio Fund) and Eaton Vance Pennsylvania Municipal Bond Fund (Pennsylvania Fund), (each individually referred to as the Fund, and collectively, the Funds), are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as non-diversified, closed-end management investment companies, except for Municipal Fund II, which is a diversified, closed-end management investment company. Each Fund seeks to provide current income exempt from regular federal income tax, including alternative minimum tax, and, in state specific funds, taxes in its specified state.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends.

At September 30, 2010, the following Funds, for federal income tax purposes, had capital loss carryforwards which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryforwards are as follows:

	Municipal	California	Massachusetts	Michigan	New Jersey	New York		Pennsylvania
Expiration Date	Fund II	Fund II	Fund	Fund	Fund	Fund II	Ohio Fund	Fund

September 30, 2013	$—	$—	$179,329	$384,407	$—	$—	$321,978	$—
September 30, 2016	658,427	52,500	—	1,883	—	41,818	83,319	—
September 30, 2017	2,011,041	1,365,711	94,578	—	244,927	1,233,356	1,620,085	—
September 30, 2018	11,539,291	3,330,399	1,054,999	579,696	2,060,337	1,545,637	3,381,936	1,949,047

	$14,208,759	$4,748,610	$1,328,906	$965,986	$2,305,264	$2,820,811	$5,407,318	$1,949,047

Eaton Vance
Municipal Bond Funds

March 31, 2011

Notes to Financial Statements (Unaudited) — continued

Additionally, at September 30, 2010, the Municipal Fund II, California Fund II, Massachusetts Fund, Michigan Fund, New Jersey Fund, New York Fund II, Ohio Fund and Pennsylvania Fund had net capital losses of $1,499,034, $1,573,635, $225,669, $524,009, $1,550,366, $1,647,209, $692,166 and $730,899, respectively, attributable to security transactions incurred after October 31, 2009. These net capital losses are treated as arising on the first day of the Funds’ taxable year ending September 30, 2011.

As of March 31, 2011, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Funds’ federal tax returns filed in the 3-year period ended September 30, 2010 remains subject to examination by the Internal Revenue Service.

D Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

E Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under each Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Fund) could be deemed to have personal liability for the obligations of the Fund. However, each Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in inverse floating rate securities, also referred to as residual interest bonds, whereby a Fund may sell a variable or fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker, often referred to as an inverse floating rate obligation (Inverse Floater). The broker deposits a bond into the SPV with the same CUSIP number as the bond sold to the broker by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The Inverse Floater held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the broker transfer the Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the Inverse Floater for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. Structuring fees paid to the liquidity provider upon the creation of an SPV have been recorded as debt issuance costs and are being amortized as interest expense to the expected maturity of the related trust. Unamortized structuring fees related to a terminated SPV are recorded as a realized loss on extinguishment of debt. At March 31, 2011, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	Municipal	California	Massachusetts	New Jersey	New York		Pennsylvania
	Fund II	Fund II	Fund	Fund	Fund II	Ohio Fund	Fund

Floating Rate Notes Outstanding	$53,645,000	$8,705,000	$3,330,000	$4,790,000	$11,780,000	$1,010,000	$3,540,000
Interest Rate or Range of Interest Rates (%)	0.23 - 0.45	0.25 - 0.31	0.25 - 0.28	0.26 - 0.45	0.23 - 0.26	0.30 - 0.35	0.26 - 0.40
Collateral for Floating Rate Notes Outstanding	$57,906,437	$8,679,237	$3,957,433	$6,091,978	$12,948,151	$1,535,832	$4,926,253

Eaton Vance
Municipal Bond Funds

March 31, 2011

Notes to Financial Statements (Unaudited) — continued

For the six months ended March 31, 2011, the Funds’ average Floating Rate Notes outstanding and the average interest rate (annualized) including fees and amortization of deferred debt issuance costs were as follows:

	Municipal	California	Massachusetts	New Jersey	New York		Pennsylvania
	Fund II	Fund II	Fund	Fund	Fund II	Ohio Fund	Fund

Average Floating Rate Notes Outstanding	$54,035,522	$8,705,000	$3,330,000	$5,978,374	$11,391,676	$1,010,000	$4,158,626
Average Interest Rate	0.78%	0.73%	0.77%	0.89%	0.83%	1.03%	0.86%

The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds’ exposure under shortfall and forbearance agreements that were entered into as of March 31, 2011 was approximately $397,000, $298,000, $54,000, $27,000 and $20,000 for the Municipal Fund II, California Fund II, New Jersey Fund, New York Fund II and Pennsylvania Fund, respectively, and none for Massachusetts Fund, Michigan Fund and Ohio Fund.

The Funds may also purchase Inverse Floaters from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to Inverse Floaters purchased in a secondary market transaction are disclosed in the Portfolio of Investments. The Funds’ investment policies and restrictions expressly permit investments in Inverse Floaters. Inverse floating rate securities typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of inverse floating rate securities are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Inverse Floaters held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

I Financial Futures Contracts — The Funds may enter into financial futures contracts. Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J Interest Rate Swaps — Pursuant to interest rate swap agreements, a Fund makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. A Fund is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

K When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

M Interim Financial Statements — The interim financial statements relating to March 31, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Auction Preferred Shares

Each Fund issued Auction Preferred Shares (APS) on January 15, 2003 in a public offering. The underwriting discounts and other offering costs incurred in connection with the offering were recorded as a reduction of the paid-in capital of the common shares of each respective Fund. Dividends on the APS,

Eaton Vance
Municipal Bond Funds

March 31, 2011

Notes to Financial Statements (Unaudited) — continued

which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. The maximum applicable rate on the APS is 110% (150% for taxable distributions) of the greater of the 1) “AA” Financial Composite Commercial Paper Rate or 2) Taxable Equivalent of the Short-Term Municipal Obligation Rate on the date of the auction. Series of APS are identical in all respects except for the reset dates of the dividend rates.

The number of APS issued and outstanding as of March 31, 2011 is as follows:

APS Issued
Fund	and Outstanding

Municipal II
Series A	894
Series B	894
California II	1,028
Massachusetts	543
Michigan	533
New Jersey	784
New York II	530
Ohio	680
Pennsylvania	869

The APS are redeemable at the option of each Fund at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if a Fund is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. Each Fund is required to maintain certain asset coverage with respect to the APS as defined in the Funds’ By-laws and the 1940 Act. Each Fund pays an annual fee up to 0.15% of the liquidation value of the APS to broker-dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

Eaton Vance
Municipal Bond Funds

March 31, 2011

Notes to Financial Statements (Unaudited) — continued

3 Distributions to Shareholders

Each Fund intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, each Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for APS at March 31, 2011, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates, and dividend rate ranges for the six months then ended were as follows:

	APS Dividend	Dividends	Average APS	Dividend
	Rates at	Accrued to APS	Dividend	Rate
Fund	March 31, 2011	Shareholders	Rates	Ranges (%)

Municipal II
Series A	0.38%	$46,922	0.42%	0.37–0.69
Series B	0.40	47,152	0.42	0.37–0.69
California II	0.38	53,955	0.42	0.37–0.69
Massachusetts	0.40	28,266	0.42	0.37–0.69
Michigan	0.38	27,628	0.42	0.37–0.50
New Jersey	0.38	41,123	0.42	0.37–0.69
New York II	0.38	27,939	0.42	0.37–0.69
Ohio	0.40	35,865	0.42	0.37–0.69
Pennsylvania	0.40	44,800	0.41	0.37–0.50

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Funds’ APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rates for each series as of March 31, 2011.

The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

4 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to each Fund. The fee is computed at an annual rate of 0.55% of each Fund’s average weekly gross assets and is payable monthly. Average weekly gross assets include the principal amount of any indebtedness for money borrowed, including debt securities issued by a Fund, and the amount of any outstanding APS issued by the Fund. Pursuant to a fee reduction agreement with EVM, average weekly gross assets are calculated by adding to net assets the liquidation value of a Fund’s APS then outstanding and the amount payable by the Fund to floating rate note holders, such adjustment being limited to the value of the APS outstanding prior to any APS redemptions by the Fund. EVM also serves as the administrator of each Fund, but receives no compensation. For the six months ended March 31, 2011, the investment adviser fees were as follows:

	Municipal	California	Massachusetts	Michigan	New Jersey	New York		Pennsylvania
	Fund II	Fund II	Fund	Fund	Fund	Fund II	Ohio Fund	Fund

Investment Adviser Fee	$546,699	$209,560	$106,081	$92,263	$152,913	$147,708	$130,054	$170,893

Except for Trustees of the Funds who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of EVM.

Eaton Vance
Municipal Bond Funds

March 31, 2011

Notes to Financial Statements (Unaudited) — continued

5 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended March 31, 2011 were as follows:

	Municipal	California	Massachusetts	Michigan	New Jersey	New York	Ohio	Pennsylvania
	Fund II	Fund II	Fund	Fund	Fund	Fund II	Fund	Fund

Purchases	$17,967,590	$15,396,250	$7,464,671	$—	$1,903,876	$5,587,131	$2,186,558	$6,266,216
Sales	$15,900,203	$15,235,028	$8,519,345	$360,047	$3,423,881	$5,987,059	$1,987,510	$6,054,168

6 Common Shares of Beneficial Interest

Common shares issued pursuant to the Funds’ dividend reinvestment plan for the six months ended March 31, 2011 and the year ended September 30, 2010 were as follows:

	Municipal	California	Massachusetts	Michigan	New Jersey	New York	Ohio	Pennsylvania
	Fund II	Fund II	Fund	Fund	Fund	Fund II	Fund	Fund

Six Months Ended March 31, 2011 (Unaudited)	9,546	3,363	2,008	255	5,544	1,589	2,671	2,593
Year Ended September 30, 2010	17,591	5,807	4,173	391	8,500	2,956	6,248	5,032

7 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at March 31, 2011, as determined on a federal income tax basis, were as follows:

	Municipal	California	Massachusetts	Michigan	New Jersey	New York		Pennsylvania
	Fund II	Fund II	Fund	Fund	Fund	Fund II	Ohio Fund	Fund

Aggregate cost	$167,624,293	$70,779,184	$34,885,216	$32,783,577	$51,410,190	$42,080,552	$46,492,139	$61,096,103

Gross unrealized appreciation	$822,590	$830,802	$724,730	$1,173,507	$802,556	$811,432	$784,137	$—
Gross unrealized depreciation	(21,726,002)	(8,300,288)	(1,959,315)	(1,723,152)	(2,909,882)	(2,692,651)	(3,210,005)	(5,454,451)

Net unrealized depreciation	$(20,903,412)	$(7,469,486)	$(1,234,585)	$(549,645)	$(2,107,326)	$(1,881,219)	$(2,425,868)	$(5,454,451)

8 Overdraft Advances

Pursuant to the respective custodian agreements, SSBT may, in its discretion, advance funds to the Funds to make properly authorized payments. When such payments result in an overdraft, the Funds are obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, a rate above the Federal Funds rate). This obligation is payable on demand to SSBT. SSBT has a lien on a Fund’s assets to the extent of any overdraft. At March 31, 2011, Municipal Fund II had payments due to SSBT pursuant to the foregoing arrangement of $302,788.

9 Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Eaton Vance
Municipal Bond Funds

March 31, 2011

Notes to Financial Statements (Unaudited) — continued

A summary of obligations under these financial instruments at March 31, 2011 is as follows:

Futures Contracts
						Net
						Unrealized
	Expiration			Aggregate		Appreciation
Fund	Date	Contracts	Position	Cost	Value	(Depreciation)

Municipal II	6/11	45 U.S. 10-Year Treasury Note	Short	$(5,373,803)	$(5,356,406)	$17,397
	6/11	111 U.S. 30-Year Treasury Bond	Short	$(13,335,433)	$(13,340,813)	$(5,380)

California II	6/11	25 U.S. 10-Year Treasury Note	Short	$(2,972,178)	$(2,975,781)	$(3,603)
	6/11	53 U.S. 30-Year Treasury Bond	Short	$(6,358,986)	$(6,369,937)	$(10,951)

Massachusetts	6/11	25 U.S. 10-Year Treasury Note	Short	$(2,970,811)	$(2,975,781)	$(4,970)

Michigan	6/11	9 U.S. 30-Year Treasury Bond	Short	$(1,085,828)	$(1,081,688)	$4,140

New Jersey	6/11	65 U.S. 30-Year Treasury Bond	Short	$(7,751,023)	$(7,812,188)	$(61,165)

New York II	6/11	40 U.S. 10-Year Treasury Note	Short	$(4,753,297)	$(4,761,250)	$(7,953)

Ohio	6/11	15 U.S. 10-Year Treasury Note	Short	$(1,791,268)	$(1,785,469)	$5,799
	6/11	33 U.S. 30-Year Treasury Bond	Short	$(3,965,564)	$(3,966,187)	$(623)

Interest Rate Swaps
Municipal Fund II
		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

Bank of America	$3,000,000	4.524%	3-month USD-LIBOR-BBA	May 18, 2011/ May 20, 2041	$(107,688)

JPMorgan Chase Co.	3,000,000	4.425	3-month USD-LIBOR-BBA	June 14, 2011/ June 14, 2041	(47,682)

					$(155,370)

California Fund II
		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

Bank of America	$1,812,500	4.524%	3-month USD-LIBOR-BBA	May 18, 2011/ May 20, 2041	$(65,062)

					$(65,062)

Eaton Vance
Municipal Bond Funds

March 31, 2011

Notes to Financial Statements (Unaudited) — continued

Massachusetts Fund
		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

Bank of America	$862,500	4.524%	3-month USD-LIBOR-BBA	May 18, 2011/ May 20, 2041	$(30,960)

JPMorgan Chase Co.	525,000	4.425	3-month USD-LIBOR-BBA	June 14, 2011/ June 14, 2041	(8,345)

					$(39,305)

Michigan Fund
		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

Bank of America	$675,000	4.524%	3-month USD-LIBOR-BBA	May 18, 2011/ May 20, 2041	$(24,230)

JPMorgan Chase Co.	450,000	4.425	3-month USD-LIBOR-BBA	June 14, 2011/ June 14, 2041	(7,152)

					$(31,382)

New Jersey Fund
		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

Bank of America	$1,250,000	4.524%	3-month USD-LIBOR-BBA	May 18, 2011/ May 20, 2041	$(44,870)

JPMorgan Chase Co.	762,500	4.425	3-month USD-LIBOR-BBA	June 14, 2011/ June 14, 2041	(12,119)

					$(56,989)

New York Fund II
		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

Bank of America	$2,000,000	4.524%	3-month USD-LIBOR-BBA	May 18, 2011/ May 20, 2041	$(71,792)

JPMorgan Chase Co.	762,500	4.425	3-month USD-LIBOR-BBA	June 14, 2011/ June 14, 2041	(12,119)

					$(83,911)

Eaton Vance
Municipal Bond Funds

March 31, 2011

Notes to Financial Statements (Unaudited) — continued

Ohio Fund
		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

Bank of America	$750,000	4.524%	3-month USD-LIBOR-BBA	May 18, 2011/ May 20, 2041	$(26,922)

JPMorgan Chase Co.	737,500	4.425	3-month USD-LIBOR-BBA	June 14, 2011/ June 14, 2041	(11,722)

					$(38,644)

Pennsylvania Fund
		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

Bank of America	$1,000,000	4.524%	3-month USD-LIBOR-BBA	May 18, 2011/ May 20, 2041	$(35,896)

Barclays Bank PLC	3,000,000	4.297	3-month USD-LIBOR-BBA	April 18, 2011/ April 15, 2041	(955)

JPMorgan Chase Co.	725,000	4.425	3-month USD-LIBOR-BBA	June 14, 2011/ June 14, 2041	(11,523)

					$(48,374)

The effective date represents the date on which a Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At March 31, 2011, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Funds enter into interest rate swap contracts. The Funds also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The Funds enter into interest rate swap contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in a Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those swaps in a liability position. At March 31, 2011, the fair value of interest rate swaps with credit-related contingent features in a net liability position was equal to the fair value of the liability derivative related to interest rate swaps included in the table below for each respective Fund. The value of securities pledged as collateral, if any, for open interest rate swap contracts at March 31, 2011 is disclosed in a note to each Fund’s Portfolio of Investments.

The non-exchange traded derivatives in which a Fund invests, including swap contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At March 31, 2011, the maximum amount of loss the Funds would incur due to counterparty risk was equal to the fair value of the asset derivative related to interest rate swaps included in the table below for each respective Fund. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of a Fund if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would reduce the amount of any loss incurred.

Eaton Vance
Municipal Bond Funds

March 31, 2011

Notes to Financial Statements (Unaudited) — continued

The fair values of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at March 31, 2011 were as follows:

	Municipal	California	Massachusetts	Michigan	New Jersey	New York	Ohio	Pennsylvania
	Fund II	Fund II	Fund	Fund	Fund	Fund II	Fund	Fund

Asset Derivative:
Futures Contracts(1)	$17,397	$—	$—	$4,140	$—	$—	$5,799	$—
Interest Rate Swaps	—	—	—	—	—	—	—	—

Total	$17,397	$—	$—	$4,140	$—	$—	$5,799	$—

Liability Derivative:
Futures Contracts(1)	$(5,380)	$(14,554)	$(4,970)	$—	$(61,165)	$(7,953)	$(623)	$—
Interest Rate Swaps(2)	(155,370)	(65,062)	(39,305)	(31,382)	(56,989)	(83,911)	(38,644)	(48,374)

Total	$(160,750)	$(79,616)	$(44,275)	$(31,382)	$(118,154)	$(91,864)	$(39,267)	$(48,374)

(1)	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.
(2)	Statement of Assets and Liabilities location: Payable for open swap contracts; Net unrealized depreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2011 was as follows:

	Municipal	California	Massachusetts	Michigan	New Jersey	New York	Ohio	Pennsylvania
	Fund II	Fund II	Fund	Fund	Fund	Fund II	Fund	Fund

Realized Gain (Loss) on Derivatives Recognized in Income(1)	$1,475,457	$396,549	$227,986	$214,382	$1,085,907	$850,882	$378,533	$412,336
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)	$65,833	$(88,802)	$(31,597)	$(16,702)	$(110,182)	$(92,157)	$26,680	$288,693

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Swap contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Swap contracts.

The average notional amounts of futures contracts and interest rate swaps outstanding during the six months ended March 31, 2011, which are indicative of the volume of these derivative types, were approximately as follows:

	Municipal	California	Massachusetts	Michigan	New Jersey	New York II	Ohio	Pennsylvania
	Fund II	Fund II	Fund	Fund	Fund	Fund	Fund	Fund

Average Notional Amount:
Futures Contracts	$11,629,000	$3,943,000	$1,071,000	$529,000	$6,500,000	$3,429,000	$3,514,000	$—
Interest Rate Swaps	$6,000,000	$1,812,500	$1,387,500	$1,125,000	$2,012,500	$2,762,500	$1,487,500	$4,725,000

10 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

Eaton Vance
Municipal Bond Funds

March 31, 2011

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2011, the hierarchy of inputs used in valuing the Funds’ investments, which are carried at value, were as follows:

Municipal Fund II
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$200,365,881	$—	$200,365,881

Total Investments	$—	$200,365,881	$—	$200,365,881

Futures Contracts	$17,397	$—	$—	$17,397

Total	$17,397	$200,365,881	$—	$200,383,278

Liability Description

Futures Contracts	$(5,380)	$—	$—	$(5,380)
Interest Rate Swaps	—	(155,370)	—	(155,370)

Total	$(5,380)	$(155,370)	$—	$(160,750)

California Fund II
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$72,014,698	$—	$72,014,698

Total Investments	$—	$72,014,698	$—	$72,014,698

Liability Description

Futures Contracts	$(14,554)	$—	$—	$(14,554)
Interest Rate Swaps	—	(65,062)	—	(65,062)

Total	$(14,554)	$(65,062)	$—	$(79,616)

Massachusetts Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$36,980,631	$—	$36,980,631

Total Investments	$—	$36,980,631	$—	$36,980,631

Liability Description

Futures Contracts	$(4,970)	$—	$—	$(4,970)
Interest Rate Swaps	—	(39,305)	—	(39,305)

Total	$(4,970)	$(39,305)	$—	$(44,275)

Eaton Vance
Municipal Bond Funds

March 31, 2011

Notes to Financial Statements (Unaudited) — continued

Michigan Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$32,233,932	$—	$32,233,932

Total Investments	$—	$32,233,932	$—	$32,233,932

Futures Contracts	$4,140	$—	$—	$4,140

Total	$4,140	$32,233,932	$—	$32,238,072

Liability Description

Interest Rate Swaps	$—	$(31,382)	$—	$(31,382)

Total	$—	$(31,382)	$—	$(31,382)

New Jersey Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$54,092,864	$—	$54,092,864

Total Investments	$—	$54,092,864	$—	$54,092,864

Liability Description

Futures Contracts	$(61,165)	$—	$—	$(61,165)
Interest Rate Swaps	—	(56,989)	—	(56,989)

Total	$(61,165)	$(56,989)	$—	$(118,154)

New York Fund II
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$51,979,333	$—	$51,979,333

Total Investments	$—	$51,979,333	$—	$51,979,333

Liability Description

Futures Contracts	$(7,953)	$—	$—	$(7,953)
Interest Rate Swaps	—	(83,911)	—	(83,911)

Total	$(7,953)	$(83,911)	$—	$(91,864)

Ohio Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$45,076,271	$—	$45,076,271

Total Investments	$—	$45,076,271	$—	$45,076,271

Futures Contracts	$5,799	$—	$—	$5,799

Total	$5,799	$45,076,271	$—	$45,082,070

Eaton Vance
Municipal Bond Funds

March 31, 2011

Notes to Financial Statements (Unaudited) — continued

Ohio Fund
Liability Description	Level 1	Level 2	Level 3	Total

Futures Contracts	$(623)	$—	$—	$(623)
Interest Rate Swaps	—	(38,644)	—	(38,644)

Total	$(623)	$(38,644)	$—	$(39,267)

Pennsylvania Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$59,181,652	$—	$59,181,652

Total Investments	$—	$59,181,652	$—	$59,181,652

Liability Description

Interest Rate Swaps	$—	$(48,374)	$—	$(48,374)

Total	$—	$(48,374)	$—	$(48,374)

The Funds held no investments or other financial instruments as of September 30, 2010 whose fair value was determined using Level 3 inputs. At March 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

Eaton Vance
Municipal Bond Funds

March 31, 2011

Officers and Trustees

Officers

Cynthia J. Clemson President of EIA, MIW, NYH, EIO and EIP Thomas M. Metzold President of MAB, EIV and EMJ Payson F. Swaffield Vice President	Barbara E. Campbell Treasurer Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

Number of Employees

Each Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of March 31, 2011, Fund records indicate that there are 66, 25, 18, 23, 22, 36, 48 and 96 registered shareholders for Municipal Bond Fund II, California Municipal Bond Fund II, Massachusetts Municipal Bond Fund, Michigan Municipal Bond Fund, New Jersey Municipal Bond Fund, New York Municipal Bond Fund II, Ohio Municipal Bond Fund and Pennsylvania Municipal Bond Fund, respectively, and approximately 4,324, 1,344, 782, 836, 1,194, 1,140, 1,301 and 1,533 shareholders owning the Fund shares in street name, such as through brokers, banks and financial intermediaries for Municipal Bond Fund II, California Municipal Bond Fund II, Massachusetts Municipal Bond Fund, Michigan Municipal Bond Fund, New Jersey Municipal Bond Fund, New York Municipal Bond Fund II, Ohio Municipal Bond Fund and Pennsylvania Municipal Bond Fund, respectively.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about a Fund, please write or call:

Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
1-800-262-1122

NYSE Amex symbols

Municipal Bond Fund II	EIV
California Municipal Bond Fund II	EIA
Massachusetts Municipal Bond Fund	MAB
Michigan Municipal Bond Fund	MIW
New Jersey Municipal Bond Fund	EMJ
New York Municipal Bond Fund II	NYH
Ohio Municipal Bond Fund	EIO
Pennsylvania Municipal Bond Fund	EIP

Eaton Vance
Municipal Bond Funds

March 31, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc. Our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Additional Notice to Shareholders. A Fund may redeem or purchase its outstanding auction preferred shares (APS) in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary. A Fund also may purchase shares of its common stock in the open market when they trade at a discount to net asset value or at other times if the Fund determines such purchases are advisable. There can be no assurance that a Fund will take such action or that such purchases would reduce the discount.

Closed-End Fund Information. The Eaton Vance closed-end funds make certain quarterly fund performance data and information about portfolio characteristics (such as top holdings and asset allocation) available on the Eaton Vance website after the end of each calendar quarter-end. Certain month-end fund performance data for the funds, including total returns, are posted to the website shortly after the end of each calendar month. Portfolio holdings for the most recent calendar quarter-end are also posted to the website approximately 30 days following the end of the quarter. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors – Closed-End Funds”.

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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
American Stock Transfer & Trust Company
59 Maiden Lane
Plaza Level
New York, NY 10038

Fund Offices
Two International Place
Boston, MA 02110

1557-5/11	CE-8IMBIISRC

Item 2. Code of Ethics
Not required in this filing.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Chief Financial Officer of Aveon Group, L.P. (an investment management firm). Previously, he served as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below. The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy. The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.
The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders. An independent proxy voting service (“Agent”), currently Institutional Shareholder Services, Inc., has been retained to assist in the voting of proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The investment adviser will generally vote proxies through the Agent. The Agent is required to vote all proxies and/or refer them back to the investment adviser pursuant to the Policies. It is generally the policy of the investment adviser to vote in accordance with the recommendation of the Agent. The Agent shall refer to the investment adviser proxies relating to mergers and restructurings, and the disposition of assets, termination, liquidation and mergers contained in mutual fund proxies. The investment adviser will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions, except in the case of closed-end management investment companies. The investment adviser generally supports management on social and environmental proposals. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote or the economic effect on shareholders interests or the value of the portfolio holding is indeterminable or insignificant.
In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the personnel of the investment adviser identified in the Policies. If such personnel expects to instruct the Agent to vote such proxies in a manner inconsistent with the guidelines of the Policies or the recommendation of the Agent, the personnel will consult with members of senior management of the investment adviser to determine if a material conflict of interests exists. If it is determined that a material conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.
Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
No such purchases this period.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Michigan Municipal Bond Fund

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date: May 9, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: May 9, 2011

By:	/s Cynthia J. Clemson
Cynthia J. Clemson
President

Date: May 9, 2011